As filed on May 30, 2003                             1933 Act File No. 002-26125
                                                     1940 Act File no. 811-1474

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                    ---
      Pre-Effective Amendment No.
                                  -----                             ---
      Post-Effective Amendment No.  71                               X
                                  -----                             ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                    ---
      Amendment No.   45                                             X
                   -------                                          ---

                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------
                                  Copies to:
        Clifford J. Alexander, Esq.            Ronald M. Feiman, Esq.
        Kirkpatrick & Lockhart LLP             Mayer, Brown & Platt
      1800 Massachusetts Avenue,N.W.              1675 Broadway
             Second Floor                   New York, New York 10019-5820
       Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
     immediately upon filing pursuant to paragraph (b)
----
     on _______________, pursuant to paragraph (b)
----
 X   60 days after filing pursuant to paragraph (a)(1)
----
     on _____________, pursuant to paragraph (a)(1)
----
     75 days after filing pursuant to paragraph (a)(2)
----
     on _____________, pursuant to paragraph (a)(2) of rule 485
----

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS | JULY 31, 2003

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO MID-CAP GROWTH FUND -- INVESTOR CLASS, CLASS A, B, C AND K

A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

THE INVESTOR CLASS SHARES OFFERED BY THIS PROSPECTUS ARE OFFERED ONLY TO GRANDFATHERED INVESTORS. PLEASE SEE THE SECTION OF THE PROSPECTUS ENTITLED "HOW TO BUY SHARES."

CLASS A, B, C, AND K SHARES ARE SOLD PRIMARILY THROUGH FINANCIAL INTERMEDIARIES. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS, AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies, And Risks.......
Fund Performance..............................
Fees And Expenses.............................
Investment Risks..............................
Principal Risks Associated With The Fund......
Temporary Defensive Positions.................
Fund Management...............................
Portfolio Manager.............................
Potential Rewards.............................
Share Price...................................
How To Buy Shares.............................
Your Account Services.........................
How To Sell Shares............................
Taxes.........................................
Dividends And Capital Gain Distributions......
Financial Highlights..........................




No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Investor Class and Class A, B, C, and K shares. Class A, B, and C shares are sold primarily through financial intermediaries. Class K shares are sold to qualified retirement plans, retirement savings programs, educational savings programs, and wrap programs primarily through financial intermediaries. If you invest through a financial intermediary, please contact your financial intermediary, or, with respect to Class K shares, your plan or program sponsor, for detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). The Fund also offers one or more additional classes of shares through a separate Prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085, or your financial intermediary who is offering Class A, B, C, or K shares, all of which are offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At June 30, 2003, the smallest company in the Index had a market capitalization of $____ million and the largest company had a market capitalization of $____ billion.

INVESCO emphasizes core growth companies in the portfolio; that is, those companies that can deliver consistently strong earnings growth, cash flow growth and return on equity. These companies are usually well recognized, mid-sized companies that have market leadership positions, proven management teams, and solid financials.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek companies for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have narrower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect the sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The Fund is the successor to the Pell Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell Rudman Portfolio shareholders received Institutional Class shares of the Fund, which are not offered in this Prospectus. The Pell Rudman Portfolio was managed by Pell Rudman Trust Company, N.A. and had the same investment objective and substantially similar investment restrictions as the Fund. Accordingly, the performance information below is that of the Fund and its predecessor, Pell Rudman Portfolio. Information included in the table is that of the Fund's Institutional Class, Class A, B, and C shares. Performance information for Investor Class and Class K shares is not shown in the table as those classes do not yet have a full calendar year of performance. Investor Class and Class A, B, C, and K returns would be similar because all classes of shares invest in the same portfolio of securities. The returns of the classes would differ, however, to the extent of differing levels of expenses. In this regard, the returns presented in the bar chart and table reflect only the applicable total expenses of the classes shown. If the effect of the other classes' total expenses were reflected, the returns would be lower than those shown because the other classes have higher total expenses.

The bar chart below shows the Fund's Institutional Class actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows the pre-tax and after-tax average annual total returns of the Fund's Institutional Class for various periods ended December 31, 2002 compared to the Russell Midcap Growth Index. The after-tax returns are shown only for Institutional Class shares. After-tax returns for other classes of shares offered in this Prospectus will vary.

After-tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption return assumes you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption return assumes payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax return shown is not relevant.

The information in the bar chart and table illustrates the variability of the Fund's total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                    MID-CAP GROWTH FUND - INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]

         '99                           '00                     '01
        35.69%                        6.62%                  (10.10%)
--------------------------------------------------------------------------------

Best Calendar Qtr.      ____    ____%
Worst Calendar Qtr.     ____    ____%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
                                                                        AVERAGE ANNUAL TOTAL RETURN(4)
                                                                                  AS OF 12/31/02
------------------------------------------------------------------------------------------------------
                                                                      1 YEAR           SINCE INCEPTION
Mid-Cap Growth Fund - Institutional Class(1),(2)
  Return Before Taxes                                                 ____%            ____%(3)
  Return After Taxes on Distributions                                 ____%            ____%(3)
  Return After Taxes on Distributions
    and Sale of Fund Shares                                           ____%            ____%(3)
Russell Midcap Growth Index(5)
  (reflects no deduction for fees,
  expenses, or taxes)                                                 ____%            ____%(3)

Class A - Return Before Taxes (Including Initial Sales Charge)
  Mid-Cap Growth Fund(6)                                              ____%            ____%(7)
  Russell Midcap Growth Index(5)                                      ____%            ____%(7)

Class B - Return Before Taxes (Including CDSC)
  Mid-Cap Growth Fund(6)                                              ____%            ____%(7)
  Russell Midcap Growth Index(5)                                      ____%            ____%(7)

Class C - Return Before Taxes (Including CDSC)
  Mid-Cap Growth Fund(6)                                              ____%            ____%(7)
  Russell Midcap Growth Index(5)                                      ____%            ____%(7)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended June 30, 2003 was ____%.

(3) Pell Rudman Portfolio commenced investment operations on September 10, 1998. Index comparison begins on September 10, 1998.

(4) The total returns are for those classes of shares with a full calendar year of performance. If the effect of the other classes' total expenses were reflected, returns for those classes would be lower than those shown.

(5) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the Index does not pay brokerage, management, or administrative expenses, all of which are paid by the class and are reflected in its annual returns. Index returns also do not include 12b-1 fees, front-end sales charges or contigent deferred sales charges ("CDSCs") that may be paid by the shareholder.

(6) Returns before taxes, including initial sale charge and CDSC, for Class A, B, and C shares of the Fund year-to-date as of the calendar quarter ended June 30, 2003 were ____%, ____%, and ____%, respectively.

(7) Since inception of Class A, Class B, and Class C shares on October 2, 2001. Index comparisons begin on October 1, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class, Class A, Class B, Class C, or Class K shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or a transaction fee by the financial intermediary for purchases and sales of Fund shares.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                        Investor
                                        Class   Class A    Class B  Class C  Class K
Maximum Front-End Sales Charge
(Load) imposed on purchases (as a
percentage of offering price)           None    5.50%      None     None     None

Maximum Contingent Deferred
Sales Charge (CDSC) (as a
percentage of the total original
cost of the shares)                     None    None(1)    5.00%(2) 1.00%(2) None(1)

Maximum Sales Charge on reinvested
dividends/distributions                 None    None       None     None     None

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

                                        Investor
                                        Class           Class A       Class B     Class C     Class K
Management Fees                         1.00%           1.00%         1.00%       1.00%       1.00%
Distribution and Service
 (12b-1) Fees(3)                        0.25%           0.35%         1.00%       1.00%       0.45%
Other Expenses(4),(5)                   _____%(6),(7)   _____%(8)     _____%(9)   _____%(10)  _____%(11),(12)
Total Annual Fund
 Operating Expenses(4),(5)              _____%(6),(7)   _____%(8)     _____%(9)   _____%(10)  _____%(11),(12)
Fee Waivers/Reimbursements(5),(13)      _____%          _____%        _____%      _____%      _____%
Net Expenses(5),(13)                    _____%(7)       _____%(8)     _____%(9)   _____%(10)  _____%(11)

(1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption. For qualified plans investing in Class A shares, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from the initial deposit in the plan's INVESCO account. Please see the sections entitled "How To Buy Shares" and "How To Sell Shares."

(2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

(3) Because each class pays a 12b-1 distribution and service fee which is based upon each class's assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(4) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses, with the exception of Class K shares, which had not commenced operations as of April 30, 2003, were lower than the figures shown, because its custodian fees were reduced under expense offset arrangements.

(5) INVESCO is entitled to reimbursement from the classes for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Fund if such reimbursements do not cause a class to exceed expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitations may be changed at any time following consultation with the board of directors.

(6) Annualized from September 4, 2002, commencement of investment operations, through April 30, 2003.

(7) Certain expenses of Mid-Cap Growth Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Investor Class shares' Other Expenses and Total Annual Fund Operating Expenses were ____% (annualized) and ____% (annualized), respectively, of the Fund's average net assets attributable to Investor Class shares.

(8) Certain expenses of Mid-Cap Growth Fund - Class A were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class A shares' Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively, of the Fund's average net assets attributable to Class A shares.

(9) Certain expenses of Mid-Cap Growth Fund - Class B were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class B shares' Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively, of the Fund's average net assets attributable to Class B shares.

(10) Certain expenses of Mid-Cap Growth Fund - Class C were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class C shares' Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively, of the Fund's average net assets attributable to Class C shares.

(11) Based on estimated expenses for current fiscal year.

(12) Certain expenses of Mid-Cap Growth Fund - Class K will be absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Class K shares' Other Expenses and Total Annual Fund Operating Expenses are estimated to be ____% and ____%, respectively, of the Fund's average net assets attributable to Class K shares.

(13) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 2.00% for Investor Class, 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Investor Class, Class A, Class B, Class C, and Class K shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in Investor Class, Class A, Class B, Class C, or Class K shares of the Fund for the time periods indicated, that you redeem all of your shares at the end of those periods, and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Investor Class, Class A, Class B, Class C, and Class K shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Investor Class, Class A, Class B, Class C, or Class K shares may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR      3 YEARS     5 YEARS     10 YEARS

Investor Class(1)                       $_____      $_____      $_____      $_____
Class A(1),(2)                          $_____      $_____      $_____      $_____
Class B - With Redemption(1),(2)        $_____      $_____      $_____      $_____(3)
Class B - Without Redemption(1)         $_____      $_____      $_____      $_____(3)
Class C - With Redemption(1),(2)        $_____      $_____      $_____      $_____
Class C - Without Redemption(1)         $_____      $_____      $_____      $_____
Class K(1)                              $_____      $_____      $_____      $_____

(1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first year of the three-, five-, and ten-year periods).

(2) Based on initial sales charge with respect to Class A shares at the beginning of each period shown and CDSC charges for Class B and C shares based on redemptions at the end of each period shown. Please see "How To Buy Shares."

(3) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."

[ARROWS ICON] INVESTMENT RISKS

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER INCOME LEVEL, AND TIME HORIZON.

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-sized businesses are less volatile than those of small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

                -------------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                                  RISKS
--------------------------------------------------------------------------------

AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that represent    Market, Information,
shares of foreign corporations held by those banks.         Political,
Although traded in U.S. securities markets and valued in    Regulatory,
U.S. dollars, ADRs carry most of the risks of investing     Diplomatic,
directly in foreign securities.                             Liquidity, and
                                                            Currency Risks

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees to   Counterparty Risk
buy it back at an agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN 318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17 billion for 2,848,926 shareholder accounts of 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 1.00% of its average net assets to INVESCO in the fiscal year ended April 30, 2003.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital over the long term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MAREKT VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because their expenses vary, NAV is calculated separately for each class.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you, your financial intermediary, or plan or program sponsor. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you, your financial intermediary, or plan or program sponsor after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the shares of the Fund if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult the financial intermediary, or with respect to Class K shares, the plan or program sponsor, for more information on how to pur-chase shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for purchase of Fund shares.

With the exception of Class A shares, there is no charge to invest directly through INVESCO. Class A shares are subject to a front-end sales charge. For more information on this charge, please see the subsection entitled "Sales Charges." If you buy $1,000,000 or more of Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions."

For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Class A, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of the transaction and may contact INVESCO to exchange into the fund you choose.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                             INVESTMENT MINIMUM       PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY CHECK                           $1,000 for regular       INVESCO does not accept
Mail to:                           accounts; $250 for an    cash, credit cards,
INVESCO Funds Group, Inc.,         IRA. $50 for each        travelers' cheques,
P.O. Box 17970,                    subsequent investment.   credit card checks,
Denver, CO 80217.                                           instant loan checks,
You may send your check                                     money orders, or third
by overnight courier to:                                    party checks unless they
4350 South Monaco Street                                    are from another
Denver, CO 80237.                                           financial institution
                                                            related to a retirement
                                                            plan transfer.
----------------------------------------------------------------------------------------
BY WIRE                            $1,000 for regular
You may send your payment by       accounts; $250 for an
bank wire (call 1-800-328-2234     IRA. $50 for each
for instructions).                 subsequent investment.
----------------------------------------------------------------------------------------

METHOD                             INVESTMENT MINIMUM       PLEASE REMEMBER
----------------------------------------------------------------------------------------
BY TELEPHONE WITH ACH              $1,000 for regular       You must provide your
Call 1-800-328-2234 to request     accounts; $250 for an    bank account information
your purchase. Upon your           IRA. $50 for each        to INVESCO prior to using
telephone instructions, INVESCO    subsequent investment.   this option.
will move money from your
designated bank/credit union
checking or savings account in
order to purchase shares.
----------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -       $1,000 for regular      You will need a Web
GRANDFATHERED INVESTORS ONLY)       accounts; $250          browser to use this service.
Go to the INVESCO Web site at       for an IRA; $50 for     Internet transactions
invescofunds.com                    each subsequent         are limited to a
                                    investment.             maximum of $25,000.
----------------------------------------------------------------------------------------
REGULAR INVESTING WITH              $50 per month for       Like all regular
EASIVEST OR DIRECT PAYROLL          EasiVest; $50 per pay   investment plans, neither
PURCHASE                            period for Direct       EasiVest nor Direct
You may enroll on your fund         Payroll Purchase. You   Payroll Purchase ensures
application, or call us for a       may start or stop your  a profit or protects
separate form and more details.     regular investment plan against loss in a falling
Investing the same amount on a      at any time with two    market. Because you'll
monthly basis allows you to buy     weeks' notice to        invest continually,
more shares when prices are low     INVESCO.                regardless of varying
and fewer shares when prices are                            price levels, consider
high. This "dollar cost                                     your financial ability to
averaging" may help offset                                  keep buying through low
market fluctuations. Over a                                 price levels. And
period of time, your average                                remember that you will
cost per share may be less than                             lose money if you redeem
the actual average net asset value                          your shares when the market
per share.                                                  value of all your
                                                            shares is less than their
                                                            cost.
---------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE WITH ACH   $50 for subsequent      You must provide your
Automated transactions by           investments.            bank account information
telephone are available 24 hours                            to INVESCO prior to using
a day. Simply call                                          this option. Automated
1-800-424-8085.                                             transactions are limited
                                                            to a maximum of $25,000.
---------------------------------------------------------------------------------------
BY EXCHANGE                         $1,000 for regular      See "Exchange Policy."
Between the same class of any       accounts; $250 for an
two INVESCO funds. Call             IRA. $50 for each
1-800-328-2234 for prospectuses     subsequent investment.
of other INVESCO funds. Exchanges
may be made in writing or by
telephone. You may also establish
an automatic monthly exchange
service between two INVESCO funds;
call us for further details and the
correct form.

GRANDFATHERED INVESTORS. Investor Class shares of the Fund can be purchased only by:
o Persons or entities who had established an account in any of the funds managed and distributed by INVESCO (the "INVESCO Funds") in Investor Class shares prior to April 1, 2002 and have continuously maintained such account in Investor Class shares since April 1, 2002;
o Any person or entity listed in the account registration for any INVESCO Funds account in Investor Class shares that has been established prior to April 1, 2002 and continuously maintained since April 1, 2002, such as joint owners, trustees, custodians, and designated beneficiaries;
o Customers of certain financial institutions, wrap accounts or other fee-based advisory programs, or insurance company separate accounts, which have had relationships with INVESCO and/or any of the INVESCO Funds' Investor Class shares prior to April 1, 2002 and continuously maintained such relationships since April 1, 2002;
o    Defined benefit, defined contribution, and deferred compensation plans; and
o INVESCO employees, INVESCO Funds directors, AMVESCAP employees, AMVESCAP directors, and their immediate families.

For more detailed information about eligibility, please call 1-800-525-8085. If you hold INVESCO Funds Investor Class shares through a broker/dealer or other financial institution, your eligibility to purchase Investor Class shares may differ depending on that institution's policies.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

You will not pay a sales charge when exchanging Class B shares for other Class B shares, Class C shares for other Class C shares, or Class K shares for other Class K shares. If you make an exchange involving Class B, Class C, or Class K shares, the amount of time you held the original shares will be added to the holding period of the Class B, Class C, or Class K shares, respectively, into which you exchanged for the purpose of calculating any CDSC that may be assessed upon a subsequent redemption.

We have the following policies governing all exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Fund. Class A, B, C, and K shares of the Fund are available primarily through your financial intermediaries.

In addition, you should also consider the factors below:

                            Investor
                            Class     Class A        Class B      Class C       Class K

Initial Sales Charge        None      5.50%          None         None          None

CDSC(1)                     None      1% on          1% - 5% for  1% for        0.70% on certain
                                      certain        shares held  shares held   purchases held
                                      purchases      less than    less than     less than 12
                                      held less      6 years      13 months     months
                                      than 18
                                      months

12b-1 Fee                   0.25%     0.35%          1.00%        1.00%         0.45%

Conversion                  No        No             Yes(2)       No            No

Purchase Order Maximum      None      None           $250,000     $1,000,000    None

(1) Please see the subsection entitled "Sales Charges" below and the section of the Fund's Statement of Additional Information entitled "Distributor - Sales Charges and Dealer Concessions" for more information regarding CDSC charges and dealer concessions.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

INTERNET TRANSACTIONS (INVESTOR CLASS - GRANDFATHERED INVESTORS ONLY). Investors may open new accounts and exchange and redeem Investor Class shares of any INVESCO fund through the INVESCO Web site. To use this service, you will need a web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account, and any Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption, and other precautions reasonably designed to protect the integrity, confidentiality, and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security number, and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost, or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

SALES CHARGES (CLASS A, B, C, AND K ONLY)
Sales charges on Class A shares of the Fund are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES. Class A shares of the Fund are subject to the following initial sales charges:

                                                  INVESTOR'S SALES CHARGE
AMOUNT OF INVESTMENT                          AS A % OF               AS A % OF
IN A SINGLE TRANSACTION                       OFFERING PRICE          INVESTMENT
Less than                         $   25,000   5.50%                   5.82%
$25,000        but less than      $   50,000   5.25%                   5.54%
$50,000        but less than      $  100,000   4.75%                   4.99%
$100,000       but less than      $  250,000   3.75%                   3.90%
$250,000       but less than      $  500,000   3.00%                   3.09%
$500,000       but less than      $1,000,000   2.00%                   2.04%
$1,000,000     or more                         NAV                     NAV

CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS A AND CLASS K SHARES. You can purchase $1,000,000 or more of Class A shares at net asset value, and the distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more. However, if you purchase shares worth $1,000,000 or more, they may be subject to a CDSC of 1% if you redeem them prior to eighteen months after the date of purchase. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption will be compared with the earliest purchase date of shares held in your account. If your holding period is less than the above-stated time periods, the CDSC may be assessed on the total original cost of the shares. For qualified plans investing in Class A shares, you may pay a CDSC of 1% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. For qualified plans investing in Class K shares, you may pay a CDSC of 0.70% if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account.

CDSC FOR CLASS B AND CLASS C SHARES. You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages. If your holding period is less than six years for Class B shares and thirteen months for Class C shares, the CDSC may be assessed on the amount of the total original cost of the shares.

YEAR SINCE
PURCHASE MADE               CLASS B     CLASS C

First                       5%          1%(1)
Second                      4%          None
Third                       3%          None
Fourth                      3%          None
Fifth                       2%          None
Sixth                       1%          None
Seventh and following       None(2)     None

(1)  The first year will consist of the first thirteen months.

(2) Class B shares, along with the pro rata portion of the shares' reinvested dividends and distributions, automatically convert to Class A shares at the end of the month which is eight years after the date on which such Class B shares were purchased.

     REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS. You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

     REDUCED SALES CHARGES. You may be eligible to buy Class A shares at reduced initial sales charge rates under Right of Accumulation or Letter of Intent under certain circumstances.

          RIGHT OF ACCUMULATION. You may combine your new purchases of Class A shares with Class A shares that were previously purchased for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

          LETTER OF INTENT. Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the Fund during a thirteen-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the thirteen-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

     INITIAL  SALES  CHARGE/CDSC  EXCEPTIONS
     You  will  not pay  initial  sales charges:
     o    on shares purchased by reinvested dividends and distributions;
     o    when exchanging shares among certain INVESCO funds;
     o    when using the reinstatement privilege;
     o when a merger, consolidation, or acquisition of assets of an INVESCO fund occurs; and
     o    upon automatic conversion of Class B to Class A.

     You  will not pay a CDSC:
     o    if you purchase less than $1,000,000 of Class A shares;
     o if you purchase $1,000,000 or more of Class A shares and hold those shares for more than eighteen months;
     o    if you redeem Class B shares you held for more than six years;
     o    if you redeem Class C shares you held for more than thirteen months;
     o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any twelve-month period. The value of your shares, and applicable twelve-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
     o if you redeem shares acquired through reinvestment of dividends and distributions;
     o    on increases in the net asset value of your shares;
     o    to pay account fees;
     o for IRA distributions due to death or disability or periodic distributions based on life expectancy;
     o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
     o for redemptions following the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Fund's Statement of Additional Information for further details.

DISTRIBUTION EXPENSES. The Fund has adopted a Master Distribution Plan and Agreement (commonly known as a "12b-1 Plan") for each class of shares of the Fund. The 12b-1 fees paid by the Fund's classes of shares are used to pay distribution and service fees to IDI for the sale and distribution of the Fund's shares and to pay for services provided to shareholders. These services include compensation to financial intermediaries that sell Fund shares and/or service shareholder accounts. Because the Fund's shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under each Plan, payments are limited to an amount computed at each class's applicable 12b-1 fee. If distribution expenses for a class exceed these computed amounts, IDI pays the difference. Conversely, if distribution fees are less than computed amounts, IDI retains the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

With the exception of householding, the following information pertains only to shareholders who hold their shares directly through INVESCO.

SHAREHOLDER ACCOUNTS. INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You and your financial intermediary or plan or program sponsor may buy, exchange, and sell Fund shares by telephone, unless these privileges are specifically declined when the INVESCO new account Application is filled out.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Fund, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a financial intermediary, please consult your financial intermediary, or with respect to Class K shares, the plan or program sponsor, for information on how to sell shares of the Fund. You may be charged a commission or transaction fee by the financial intermediary or plan or program sponsor for sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

Various fees may apply to Fund redemptions. You may be charged a CDSC at the time of redemption, depending on how long you have held your shares. If you buy $1,000,000 or more Class A shares and redeem the shares within eighteen months from the date of purchase, you may pay a 1% CDSC at the time of redemption. If you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 1% on your Class A shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. With respect to redemption of Class B shares held six years or less, a CDSC of 1% - 5% of the total original cost of the shares may be assessed. With respect to redemption of Class C shares held thirteen months or less, a CDSC of 1% of the total original cost of the shares may be assessed. With respect to Class K shares, if you are a qualified plan and elect to receive a dealer concession, you may pay a CDSC of 0.70% on your Class K shares if the plan is redeemed within twelve months from initial deposit in the plan's INVESCO account. If you are a qualified plan and elect to forego the dealer concession, you will not be charged a CDSC. For a non-qualified plan, in determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. These charges are not assessed upon Class A, B, C, or K shares acquired through reinvestment of dividends or other distributions, or Class A, B, C, or K shares exchanged for the same class of another INVESCO Fund. For more information on CDSC charges, please see the subsection of the Prospectus entitled "Choosing A Share Class" and the section of the Statement of Additional Information entitled "Distributor
- Sales Charges and Dealer Concessions."

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

If you participate in EasiVest, the Fund's automatic monthly investment program, and sell all of your shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Fund's expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in the Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given sixty days to increase the value of your account to $250 or more.

REDEMPTION FEES. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your financial intermediary may charge service fees for handling these transactions.

REINSTATEMENT PRIVILEGE (CLASS A AND CLASS B ONLY). You may, within ninety days after you sell Class A or Class B shares, reinvest all or part of your redemption proceeds in Class A shares in the Fund at net asset value in an identically registered account. You will not pay any sales charges on the amount reinvested. You must notify INVESCO in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per calendar year.

The following chart shows several ways to sell your shares of the Fund if you invest directly through INVESCO.

-----------------------------------------------------------------------------------------------
METHOD                          REDEMPTION MINIMUM              PLEASE REMEMBER
-----------------------------------------------------------------------------------------------

BY TELEPHONE                    Any amount.                     You must provide an IRA
Call us toll-free at:                                           redemption form to INVESCO
1-800-525-8085.                                                 prior to making an IRA
                                                                redemption by telephone.
                                                                INVESCO's telephone redemption
                                                                privileges may be modified or
                                                                terminated in the future at
                                                                INVESCO's discretion. The
                                                                maximum amount which may be
                                                                redeemed by telephone is
                                                                generally $25,000.

-----------------------------------------------------------------------------------------------
IN WRITING                      Any amount.                     The redemption request must
Mail your request to:                                           be signed by all registered
INVESCO Funds Group, Inc.                                       account owners. Payment will
P.O. Box 173706                                                 be mailed to your address as
Denver, CO 80217-3706.                                          it appears on INVESCO's
You may also send your                                          records, or to a bank
request by overnight                                            designated by you in writing.
courier to:
4350 South Monaco Street
Denver, CO 80237.
-----------------------------------------------------------------------------------------------

BY TELEPHONE WITH ACH           Any amount.                     You must provide your bank
Call 1-800-525-8085 to                                          account information or IRA
request your redemption.                                        redemption form to INVESCO
                                                                prior to using this option.
                                                                INVESCO will automatically
                                                                pay the proceeds into your
                                                                designated bank account.
-----------------------------------------------------------------------------------------------
BY INTERNET (INVESTOR CLASS -   Any amount. IRA                 You will need a Web browser
GRANDFATHERED INVESTORS ONLY)   redemptions are not             to use this service. Internet
Go to the INVESCO Web site at   permitted via the               transactions are limited to a
invescofunds.com.               internet.                       maximum of $25,000. INVESCO
                                                                will automatically pay the
                                                                proceeds into your designated
                                                                bank account.
----------------------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE WITH   $50.                            Be sure to write down the
ACH (INVESTOR CLASS -                                           confirmation number provided
GRANDFATHERED INVESTORS ONLY)                                   to you. You must provide your
Automated transactions by                                       bank account information to
telephone are available for                                     INVESCO prior to using this
redemptions and exchanges 24                                    option.
hours a day. Simply call
1-800-424-8085.

----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
METHOD                          REDEMPTION MINIMUM              PLEASE REMEMBER
-----------------------------------------------------------------------------------------------
PERIODIC WITHDRAWAL PLAN        $100 per payment on a           You must have at least
You may call us to request      monthly or quarterly            $10,000 total invested with
the appropriate form and more   basis. The redemption           the INVESCO funds with at
information at 1-800-525-8085.  check may be made               least $5,000 of that total
                                payable to any party            invested in the fund from
                                you designate.                  which withdrawals will be
                                                                made.
---------------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY          Any amount.                     All registered account owners
Mail your request to:                                           must sign the request, with
INVESCO Funds Group, Inc.                                       signature guarantees from an
P.O. Box 173706                                                 eligible guarantor financial
Denver, CO 80217-3706.                                          institution, such as a
                                                                commercial bank or a
                                                                recognized national or
                                                                regional securities firm.
--------------------------------------------------------------------------------------------

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total returns to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held through a financial intermediary, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders. Dividends from net investment income are declared daily and paid monthly at the discretion of the Company's board of directors.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. As such the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Fund and its predecessor, Pell Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") for the period of its operations. The Fund is the successor to the Pell Rudman Portfolio pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell Rudman Portfolio shareholders received Institutional Class shares of the Fund, which are not offered in this Prospectus. The financial information below includes that of the Pell Rudman Portfolio through October 1, 2001, the Institutional Class shares of INVESCO Mid-Cap Growth Fund for the period October 2, 2001 through April 30, 2002, the Class A, B, and C shares of INVESCO Mid-Cap Growth Fund for the period October 2, 2001 through April 30, 2002, and the Investor Class shares of INVESCO Mid-Cap Growth Fund for the period September 4, 2002 to April 30, 2003. Financial information is not provided for Class K as that class had not yet commenced operations as of April 30, 2003. Certain information reflects financial results for a single share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 30, 2002, the Fund was a series of INVESCO Counselor Series Funds, Inc. and its fiscal year end was April 30. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. Please note the fiscal year end of the Fund has been changed to July 31.

                                                                                                       PERIOD ENDED
                                                                    YEAR ENDED APRIL 30                   APRIL 30
-------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS      2003         2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                              $14.78       $19.03       $12.76       $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS                                  (0.38)       (0.13)       (0.12)       (0.02)
Net Investment Loss
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                                          0.54        (2.38)        6.41         2.78
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    0.16        (2.51)        6.29         2.76
===================================================================================================================
Less Dividends and Distributions                                    0.00         1.64         0.02         0.00
Tax Return of Capital                                               0.00         0.10         0.00         0.00
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 0.00         1.74         0.02         0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                    $14.94       $14.78       $19.03       $12.76
===================================================================================================================

TOTAL RETURN                                                       1.08%      (13.60%)      49.49%       27.50%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                          $2,538      $19,742      $17,703       $6,185
Ratio of Expenses to Average Net
  Assets(c)(d)                                                     1.30%        1.30%        1.31%        1.30%(e)
Ratio of Net Investment Loss to Average Net
  Assets(d)                                                       (1.06%)      (0.90%)      (0.95%)      (0.68%)(e)
Portfolio Turnover Rate                                              23%          41%          42%          24%(b)

(a)  From September 10, 1998,  commencement of investment  operations,  to April 30, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the class,  less Expenses  Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the class were voluntarily  absorbed by INVESCO for the year ended April 30, 2003, the period of October 2, 2001 to April 30, 2002 and by Pell Rudman  Trust  Company,  N.A.  for the period of
     May 1, 2001 to October 1, 2001,  representing  the year ended April 30, 2002.  Years ended April 30, 2001 and  2000  and the  period  ended  April  30,  1999  were voluntarily  absorbed by Pell Rudman Trust Company,
     N.A. If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would have been  ____%,  2.29%,  1.88%,  2.48%  and  7.74%  (annualized), respectively,  and ratio of net investment loss to average net assets would have been  ____%,  (2.05%),  (1.48%),  (2.12%)  and  (7.12%)  (annualized), respectively.

(e)  Annualized


                                                                 PERIOD ENDED
                                                                    APRIL 30
--------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - INVESTOR CLASS                         2003(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                 $
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss
Net Gains on Securities (Both Realized and Unrealized)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                       $
================================================================================

TOTAL RETURN

RATIOS
Net Assets--End of Period ($000 Omitted)                             $
Ratio of Expenses to Average Net Assets
Ratio of Net Investment Loss to Average Net Assets
Portfolio Turnover Rate

(a) From September 4, 2002, since inception of Class, to April 30, 2003.

                                                    YEAR ENDED     PERIOD ENDED
                                                     APRIL 30        APRIL 30
--------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - CLASS A                  2003           2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                  $11.80
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                    (0.58)
Net Gains on Securities (Both Realized and
  Unrealized)                                                           3.73
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                        3.15
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                        $14.95
================================================================================

TOTAL RETURN(c)                                                       26.69%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                             $2,627
Ratio of Expenses to Average Net Assets(e)(f)                         1.65%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                                          (1.44%)(g)
Portfolio Turnover Rate                                                 23%(h)

(a)  From October 2, 2001, since inception of Class, to April 30, 2002.

(b) The per share information was computed based on average shares for each class.

(c) The applicable sales charges are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended April 30, 2003 and the period ended April 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been ____% and 3.09% (annualized), respectively, and ratio of net investment loss to average net assets would have been ____% and (2.88%) (annualized), respectively.

(g)  Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended April 30, 2002.

                                                    YEAR ENDED     PERIOD ENDED
                                                     APRIL 30        APRIL 30
--------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - CLASS B                  2003           2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                $11.80
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                  (0.72)
Net Gains on Securities (Both Realized and
  Unrealized)                                                         3.78
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.06
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $14.86
================================================================================

TOTAL RETURN(c)                                                     25.93%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                            $1,106
Ratio of Expenses to Average Net Assets(e)(f)                        2.30%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                                         (2.14%)(g)
Portfolio Turnover Rate                                                23%(h)

(a)  From October 2, 2001, since inception of Class, to April 30, 2002.

(b) The per share information was computed based on average shares for each class.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended April 30, 2003 and the period ended April 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been ____% and 4.06% (annualized), respectively, and ratio of net investment loss to average net assets would have been ____%, and (3.90%) (annualized), respectively.

(g)  Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended April 30, 2002.

                                                    YEAR ENDED     PERIOD ENDED
                                                     APRIL 30        APRIL 30
--------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - CLASS C                  2003           2002(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                                $11.80
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                  (0.55)
Net Gains on Securities (Both Realized and
  Unrealized)                                                         3.59
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                      3.04
--------------------------------------------------------------------------------
Net Asset Value--End of Period                                      $14.84
================================================================================

TOTAL RETURN(c)                                                     25.76%(d)

RATIOS
Net Assets--End of Period ($000 Omitted)                              $515
Ratio of Expenses to Average Net Assets(e)(f)                        2.30%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                                         (2.13%)(g)
Portfolio Turnover Rate                                                23%(h)

(a)  From October 2, 2001, since inception of Class, to April 30, 2002.

(b) The per share information was computed based on average shares for each class.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d) Based on operations for the period shown and, accordingly, is not representative of a full year.

(e) Ratio is based on Total Expenses of the class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(f) Various expenses of the class were voluntarily absorbed by INVESCO for the year ended April 30, 2003 and the period ended April 30, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been ____% and 4.45% (annualized), respectively, and ratio of net investment loss to average net assets would have been ____% and (4.28%) (annualized), respectively.

(g)  Annualized

(h) Portfolio Turnover is calculated at the Fund level. Represents the year ended April 30, 2002.

JULY 31, 2003

INVESCO STOCK FUNDS, INC.
INVESCO MID-CAP GROWTH FUND -  INVESTOR CLASS, CLASS A, B, C, AND K

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus may be accessed through the INVESCO Web site at invescofunds.com. In addition, the current Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.






























811-1474

PROSPECTUS | JULY 31, 2003

--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO MID-CAP GROWTH FUND -- INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL
GROWTH.

Table of Contents

Investment Goals, Strategies, And Risks...........
Fund Performance..................................
Fees And Expenses.................................
Investment Risks..................................
Principal Risks Associated With The Fund..........
Temporary Defensive Positions.....................
Fund Management...................................
Portfolio Manager.................................
Potential Rewards.................................
Share Price.......................................
How To Buy Shares.................................
Your Account Services.............................
How To Sell Shares................................
Taxes.............................................
Dividends And Capital Gain Distributions..........
Financial Highlights..............................

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment advisor for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through a separate prospectus. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-525-8085.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks long-term capital growth. It is actively managed. The Fund invests primarily in equity securities and equity-related instruments that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund normally invests at least 80% of its net assets in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Midcap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At June 30, 2003, the smallest company in the Index had a market capitalization of $___ million and the largest company had a market capitalization of $____ billion.

INVESCO emphasizes core growth companies in the portfolio; that is, those companies that can deliver consistently strong earnings growth, cash flow growth and return on equity. These companies are usually well recognized, mid-sized companies that have market leadership positions, proven management teams, and solid financials.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek companies for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Investing in stocks of smaller companies can be riskier than investing in larger, more mature companies. Smaller companies may be more vulnerable to adverse developments than larger companies because they tend to have narrower product lines and more limited financial resources. Their stocks may trade less frequently and in limited volume.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health, or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which they can invest. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business, or other developments which generally affect the sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

The Fund is subject to other principal risks such as liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The Fund is the successor to the Pell Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell Rudman Portfolio shareholders received Institutional Class shares of the Fund. Accordingly, the performance information below is that of the Fund and its predecessor, the Pell Rudman Portfolio. The Pell Rudman Portfolio was managed by Pell Rudman Trust Company, N.A. and had the same investment objective and substantially similar restrictions as the Fund. Thus, performance of the Fund would have been similar.

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows pre-tax and after-tax average annual total returns for various periods ended December 31, 2002 for the Fund's Institutional Class shares compared to the Russell Midcap Growth Index.

After tax returns are provided on a pre-redemption and post-redemption basis. Pre-redemption return assumes you continue to hold your shares and pay taxes on Fund distributions (i.e., dividends and capital gains) but do not reflect taxes that may be incurred upon selling or exchanging shares. Post-redemption return assumes payment of taxes on fund distributions and also that you close your account and pay remaining federal taxes. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time the distribution is paid. State and local taxes are not considered. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. For investors holding their shares in tax-deferred arrangements such as 401(k) plans or individual retirement accounts, the after-tax returns shown are not relevant.

The information in the bar chart and table illustrates the variability of the Fund's Institutional Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                    MID-CAP GROWTH FUND - INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
================================================================================
                                [GRAPHIC OMITTED]
                     99'                00'             '01
                     35.69%             6.62%           (10.10%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      ___     ___%
Worst Calendar Qtr.     ___     ___%
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                        AVERAGE ANNUAL TOTAL RETURN
                                                               AS OF 12/31/02
------------------------------------------------------------------------------------
                                                        1 YEAR     SINCE INCEPTION
Mid-Cap Growth Fund - Institutional Class(1),(2)
  Return Before Taxes                                   ____%         ____%(3)
  Return After Taxes on Distributions                   ____%         ____%(3)
  Return After Taxes on Distributions
    and Sale of Fund Shares                             ____%         ____%(3)
Russell Midcap Growth Index(4)
  (reflects no deduction for fees,
  expenses, or taxes)                                   ____%         ____%(3)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Institutional Class expenses.

(2) Return before taxes for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended June 30, 2003 was _____%.

(3) The Pell Rudman Portfolio commenced investment operations on September 10, 1998. Index comparison begins on September 10, 1998.

(4) The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. Please keep in mind that the Index does not pay brokerage, management, or administrative expenses, all of which are paid by the class and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

Management Fees                                         1.00%
Distribution and Service (12b-1) Fees                   None
Other Expenses(1),(2),(3)                               ____%
Total Annual Fund Operating Expenses(1),(2),(3)         ____%
                                                        ====
Fee Waivers/Reimbursements(2),(4)                       ____%
Net Expenses(2),(3),(4)                                 ____%
                                                        ====

(1) The Fund's Actual Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(2) INVESCO is entitled to reimbursements from the class for fees and expenses absorbed pursuant to voluntary and contractual expense limitation commitments between INVESCO and the Fund if such reimbursement does not cause the class to exceed the expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. The voluntary expense limitation may be changed at any time following consultation with the board of directors.

(3) Certain expenses of the Institutional Class were absorbed voluntarily by INVESCO for the year ended April 30, 2003, pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Institutional Class shares' Other Expenses and Total Annual Fund Operating Expenses were ____% and ____%, respectively, of the Fund's average net assets attributable to Institutional Class shares.

(4) To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 1.75%.

EXPENSE EXAMPLE
The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of those periods. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class may be higher or lower, based on these assumptions your costs would be:

               1 YEAR     3 YEARS   5 YEARS    10 YEARS

               $____(1)   $____(1)  $____(1)   $____(1)

(1) Class expenses remain the same for each period (except that the Example reflects the contractual expense reimbursements by INVESCO for the one-year period and the first two years of the three-, five-, and ten-year periods).

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of mid-sized businesses are less volatile than those of small businesses. The Fund is free to invest in smaller companies or those that may otherwise be more volatile.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory, and diplomatic risks. The Fund may invest up to 100% of its assets in securities of non-U.S. issuers.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events, or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete, or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

               -------------------------------------------------

Although the Fund generally invests in publicly traded equity securities, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------

AMERICAN DEPOSITARY RECEIPTS (ADRS)
These are securities issued by U.S. banks that           Market, Information,
represent shares of foreign corporations held by those   Political,
banks.  Although traded in U.S. securities markets and   Regulatory,
valued in U.S. dollars, ADRs carry most of the risks of  Diplomatic,
investing directly in foreign securities.                Liquidity, and
                                                         Currency Risks

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a security agrees   Counterparty Risk
to buy it back at an agreed-upon price and time in the
future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $318.5 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment advisor of the Fund. INVESCO was founded in 1932 and manages over $17 billion for 2,848,926 shareholder accounts of 47 INVESCO mutual funds as of March 31, 2003. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales, and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

The Fund paid 1.00% of its average net assets to INVESCO in the fiscal year ended April 30, 2003.

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a CFA charterholder. Tim holds an M.B.A. from the University of Missouri - St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are experienced investors or have obtained the advice of an investment professional.
o    are willing to grow their capital over the long term (at least five years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o    primarily seeking current dividend income.
o    unwilling to accept potential daily changes in the price of Fund shares.
o    speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time), except that securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price provided by Nasdaq each business day. Shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S., and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares. Because the Institutional Class's expenses vary from other classes of the Fund, NAV is calculated separately.

All purchases, sales, and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you. Instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO receives instructions from you after that time, the instructions will be processed at the NAV calculated after receipt of these instructions. Financial institutions that process customer transactions through the National Securities Clearing Corporation's Fund/SERV and Networking facilities must obtain their customers' permission for each transaction, and each financial institution retains responsibility to its customers for any errors or irregularities related to these transactions.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell, or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund if you invest directly through INVESCO.

There is no charge to invest, exchange, or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for purchases of Fund shares. For all new accounts, please send a completed application form and specify the fund or funds and the class or classes you wish to purchase.

A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

INVESCO reserves the right to increase, reduce, or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class's minimum investment requirements. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

INSTITUTIONAL INVESTORS

         Minimum Initial Investment    $ 10,000,000

         Minimum Balance               $  5,000,000

         Minimum Subsequent Investment $  1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS

         Minimum Total Plan Assets     $100,000,000

         Minimum Initial Investment    $ 10,000,000

         Minimum Balance               $  5,000,000

         Minimum Subsequent Investment $  1,000,000

The following chart shows several ways to invest in the Fund if you invest directly through INVESCO.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                        Please refer to the     These shares are offered
Mail to:                        investment              only to institutional
INVESCO Funds Group, Inc.       minimums shown above.   investors and qualified
P.O. Box 173706                                         retirement plans. These
Denver, CO 80217-3706.                                  shares are not available
You may send your check by                              to retail investors.
overnight courier to:                                   INVESCO does not accept
4350 South Monaco Street                                cash, credit cards,
Denver, CO 80237.                                       travelers' cheques,
                                                        credit card checks,
                                                        instant loan checks,
                                                        money orders, or
                                                        third party checks
                                                        unless they are from
                                                        another financial
                                                        institution related
                                                        to a retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                         Please refer to the     These shares are offered
You may send your payment by    investment              only to institutional
bank wire (call 1-800-525-8085  minimums shown above.   investors and qualified
for instructions).                                      retirement plans. These
                                                        shares are not available
                                                        to retail investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           Please refer to the     These shares are offered
Call 1-800-525-8085 to request  investment              only to institutional
your purchase.  Upon your       minimums shown above.   investors and qualified
telephone instructions,                                 retirement plans. These
INVESCO will move money from                            shares are not available
your designated bank/credit                             to retail investors. You
union checking or savings                               must provide your bank
account in order to purchase                            account information to
shares.                                                 INVESCO prior to using
                                                        this option.
--------------------------------------------------------------------------------
BY EXCHANGE                     Please refer to the     These shares are offered
Between the same class of any   investment              only to institutional
two INVESCO funds. Call         minimums shown above.   investors and qualified
1-800-525-8085 for                                      retirement plans.  These
prospectuses of other INVESCO                           shares are not available
funds. Exchanges may be made                            to retail investors.
in writing or by telephone.                             See "Exchange Policy."
You may also establish an
automatic monthly exchange
service between two INVESCO
funds; call us for further
details and the correct form.

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class of another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing all exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per twelve-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least sixty days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors, and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities, or government agencies) that do not pay commissions or distribution fees.

[INVESCO ICON] YOUR ACCOUNT SERVICES

Shareholder Accounts. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL, OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You receive detailed confirmations of individual purchases, exchanges, and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange, and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares if you invest directly through INVESCO. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to twelve business days.

The following chart shows several ways to sell your Fund shares if you invest directly through INVESCO.

METHOD                         REDEMPTION MINIMUM               PLEASE REMEMBER
-----------------------------------------------------------------------------------------

BY TELEPHONE                   Any amount.                      INVESCO's telephone
Call us toll-free at:                                           redemption privileges may
1-800-525-8085.                                                 be modified or terminated
                                                                in the future at
                                                                INVESCO's discretion. The
                                                                maximum amount which may
                                                                be redeemed by telephone
                                                                is generally $25,000.

-----------------------------------------------------------------------------------------

METHOD                         REDEMPTION MINIMUM               PLEASE REMEMBER
-----------------------------------------------------------------------------------------
IN WRITING                     Any amount.                      The redemption request
Mail your request to:                                           must be signed by all
INVESCO Funds Group, Inc.                                       registered account
P.O. Box 173706                                                 owners. Payment will be
Denver, CO 80217-3706.                                          mailed to your address as
You may also send your request                                  it appears on INVESCO's
by overnight courier to:                                        records, or to a bank
4350 South Monaco Street                                        designated by you in
Denver, CO 80237.                                               writing.
-----------------------------------------------------------------------------------------
PAYMENT TO THIRD PARTY         Any amount.                      All registered account
Mail your request to:                                           owners must sign the
INVESCO Funds Group, Inc.                                       request, with signature
P.O. Box 173706                                                 guarantees from an
Denver, CO 80217-3706.                                          eligible guarantor
                                                                financial institution,
                                                                such as a commercial
                                                                bank or a recognized
                                                                national or regional
                                                                securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We manage the Fund in an effort to provide maximum total return to all shareholders of the Fund. INVESCO generally focuses on pre-tax results and ordinarily does not manage the Fund to minimize taxes. We may, nevertheless, take advantage of opportunities to mitigate taxes through management of capital gains and losses. We encourage you to consult your own tax adviser on the tax impact to you of investing directly or indirectly in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state, and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, a backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually. The Fund can make distributions at other times, if it chooses to do so. Please note that classes with higher expenses are expected to have lower dividends.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT OR TAX-DEFERRED ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November or December. Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

The Fund's daily NAV reflects all ordinary income and realized capital gains that have not yet been distributed to shareholders. Therefore, the Fund's NAV will drop by the amount of a distribution, net of market fluctuations, on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares at a loss for tax purposes and then replace those shares with a substantially identical investment either thirty days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Institutional Class shares of the Fund and its predecessor, the Pell Rudman Mid-Cap Growth Portfolio (the "Pell Rudman Portfolio") for the period of its operations. The Fund is the successor to the Pell Rudman Portfolio pursuant to a reorganization that took place on October 2, 2001. As a result of the reorganization, Pell Rudman shareholders received Institutional Class shares of the Fund. The financial information below is that of the Pell Rudman Portfolio through October 1, 2001, and the Institutional Class shares of INVESCO Mid-Cap Growth Fund for the period October 2, 2001 through April 30, 2002. Certain information reflects financial results for a single share. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Institutional Class share of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's 2002 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. Prior to November 30, 2002, the Fund was a series of INVESCO Counselor Series Funds, Inc. and its fiscal year end was April 30. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus. Please note that the fiscal year end of the Fund has been changed to July 31.

                                                                                                       PERIOD ENDED
                                                                    YEAR ENDED APRIL 30                   APRIL 30
-------------------------------------------------------------------------------------------------------------------
INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS      2003         2002         2001         2000         1999(a)
PER SHARE DATA
Net Asset Value--Beginning of Period                              $14.78       $19.03       $12.76       $10.00
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                (0.38)       (0.13)       (0.12)       (0.02)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                                    0.54        (2.38)        6.41         2.78
===================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    0.16        (2.51)        6.29         2.76
===================================================================================================================
Less Dividends and Distributions                                    0.00         1.64         0.02         0.00
Tax Return of Capital                                               0.00         0.10         0.00         0.00
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                 0.00         1.74         0.02         0.00
-------------------------------------------------------------------------------------------------------------------
Net Asset Value--End of Period                                    $14.94       $14.78       $19.03       $12.76
===================================================================================================================

TOTAL RETURN                                                       1.08%      (13.60%)      49.49%       27.50%(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                          $2,538      $19,742      $17,703       $6,185
Ratio of Expenses to Average Net
  Assets(c)(d)                                                     1.30%        1.30%        1.31%        1.30%(e)
Ratio of Net Investment Loss to
  Average Net Assets(d)                                           (1.06%)      (0.90%)      (0.95%)      (0.68%)(e)
Portfolio Turnover Rate                                              23%          41%          42%          24%(b)

(a)  From September 10, 1998,  commencement of investment  operations,  to April 30, 1999.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the class,  less Expenses  Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the class were voluntarily  absorbed by INVESCO for the year ended April 30, 2003,  the period of October 2, 2001 to April 30, 2002 and by Pell Rudman  Trust  Company,  N.A.  for the period of May 1,
     2001 to October 1, 2001,  representing  the year ended April 30, 2002.  Years ended April  30,  2001  and
     2000  and the  period  ended  April  30,  1999  were voluntarily  absorbed by Pell Rudman Trust  Company,  N.A.
     If such expenses had not been voluntarily absorbed,  ratio of expenses to average net assets would  have  been
     ____%,  2.29%,  1.88%,  2.48%  and  7.74%  (annualized), respectively,  and ratio of net investment loss to average net assets would have been  ____%,  (2.05%),  (1.48%),  (2.12%)  and  (7.12%)  (annualized), respectively.

(e)  Annualized


JULY 31, 2003

INVESCO STOCK FUNDS, INC.
INVESCO MID-CAP GROWTH FUND - INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as the effect of market and general economic trends and the Fund's investment strategy on the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated July 31, 2003 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus, SAI, annual report and semiannual report are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report, and semiannual report of the Fund, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C., 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.



















811-1474

                       STATEMENT OF ADDITIONAL INFORMATION

                            INVESCO STOCK FUNDS, INC.

   INVESCO Mid-Cap Growth Fund - Investor Class, Institutional Class, Class A,
                                  B, C, and K


Address:                                        Mailing Address:
4350 South Monaco Street, Denver, CO 80237      P.O. Box 173706, Denver, CO 80217-3706

                                   Telephone:


                       In continental U.S., 1-800-525-8085





                                  July 31, 2003

--------------------------------------------------------------------------------

A Prospectus for the Institutional Class shares of INVESCO Mid-Cap Growth Fund and a Prospectus for the Investor Class, Class A, B, C, and K shares of INVESCO Mid-Cap Growth Fund, each dated July 31, 2003, provide the basic information you should know before investing in the Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Fund's Prospectuses; in other words, this SAI is legally part of the Fund's Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectuses. The financial statements of the Fund for the fiscal year ended April 30, 2002 are incorporated herein by reference from the INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's 2002 Annual Report to Shareholders dated April 30, 2002. Prior to November 30, 2002, the Fund was a series of INVESCO Counselor Series Funds, Inc. and its fiscal year end was April 30.

You may obtain, without charge, the current Prospectuses, SAI, and annual and semiannual reports of the Fund by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706, or by calling 1-800-525-8085. The Prospectus, annual report, and semiannual report of the Investor Class, Class A, B, C, and K shares of the Fund is also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company.............................................................

Investments, Policies, and Risks........................................

Investment Restrictions ................................................

Management of the Fund..................................................

Other Service Providers.................................................

Brokerage Allocation and Other Practices................................

Capital Stock...........................................................

Tax Consequences of Owning Shares of the Fund...........................

Performance.............................................................

Code of Ethics..........................................................

Financial Statements....................................................

Appendix A..............................................................

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. On October 29, 1998, the Company changed its name to INVESCO Stock Funds, Inc. On November 30, 2002, the Company assumed all of the assets and liabilities of INVESCO Mid-Cap Growth Fund, a series of INVESCO Counselor Series Funds, Inc.

The Company is an open-end management investment company currently consisting of nine portfolios of investments, one of which, INVESCO Mid-Cap Growth Fund - Investor Class, Institutional Class, Class A, Class B, Class C, and Class K shares (the "Fund"), is included in this SAI. The remaining Funds, INVESCO Basic Value Fund - Class A, B, and C, INVESCO Dynamics Fund - Investor Class, Institutional Class, and Class A, B, C, and K shares, INVESCO Growth Fund - Investor Class, Class A, B, C, and K shares INVESCO Growth & Income Fund - Investor Class, Class A, B, C, and K shares, INVESCO Small Company Growth Fund - Investor Class, Class A, B, C, and K shares, INVESCO S&P 500 Index Fund - Investor Class and Institutional Class, and INVESCO Value Equity Fund - Investor Class, Class A, B, C, and K are included in separate SAIs. This SAI pertains only to Mid-Cap Growth Fund. Additional funds and classes may be offered in the future.

"Open-end" means that the Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of the Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Fund) are commonly referred to as mutual funds.

INVESTMENTS, POLICIES, AND RISKS

The principal investments and policies of the Fund are discussed in the Prospectuses of the Fund. The Fund also may invest in the following securities and engage in the following practices.

ADRS AND EDRS -- American Depositary Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives the Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities. European Depositary Receipts, or EDRs are similar to ADRs, except that they are typically issued by European Banks or trust companies.

BORROWINGS - The Fund may borrow money from banks (including the Fund's custodian bank), subject to the limitations under the Investment Company Act of 1940 (the "1940 Act"). The Fund will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Fund's total assets at the time of the transaction.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Fund may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Fund limits investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization, or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Fund may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. An investment in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Fund's investment advisor, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which the Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which the Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, Inc. ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. The Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although the Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's at the time of purchase, the Fund is not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities. Therefore, INVESCO attempts to limit purchases of lower-rated securities to securities having an established secondary market.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB and B) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and B a higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

The Fund expects that most emerging country debt securities in which it may invest will not be rated by U.S. rating services. Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Lower-rated bonds by S&P (categories BB, B, or CCC) include those that are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds likely will have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Fund may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. The Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by the Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Fund if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Fund's credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Fund may invest in common, preferred, and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants, and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Fund, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Fund seeks when it invests in stocks and similar instruments.

Instead, the Fund seeks to invest in stocks that will increase in market value and may be sold for more than the Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what a company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Fund or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by the Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Fund also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

TECHNOLOGY COMPANIES. Stocks of technology companies have tended to be subject to greater volatility than securities of companies that are not dependent upon or associated with technological issues. Technology companies operate in various industries. Since these industries frequently share common characteristics, an event or issue affecting one industry may significantly influence other, related industries. For example, technology companies may be strongly affected by worldwide scientific or technological developments and their products and services may be subject to governmental regulation or adversely affected by governmental policies.

SECTOR RISK. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the markets as a whole. If the portfolio manager allocates more of the Fund's portfolio holdings to a particular sector, the Fund's overall performance will be more susceptible to any economic, business, or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing, and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for the Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by the Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors, all of which are outside the control of the Fund. Generally, the Fund's foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS, AND OTHER FINANCIAL INSTRUMENTS

GENERAL. As discussed in the Prospectuses, the advisor may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors, and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in the Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, the hedge relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of the Fund."

In addition to the instruments and strategies described below, the advisor may use other similar or related techniques to the extent that they are consistent with the Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Fund's Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL RISKS. Financial Instruments and their use involve special considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of the Fund. If the advisor employs a Financial Instrument that correlates imperfectly with the Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that the Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distort the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Fund is authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which they typically invest. This involves a risk that the options or futures position will not track the performance of the Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Fund entered into a short hedge because the advisor projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(5) As described below, the Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If the Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in the Fund's net asset value being more sensitive to changes in the value of the related investment. The Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit from the transaction.

The Fund's ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If the Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when the Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. The Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, the Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time the Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by the Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When the Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When the Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of the Fund's fixed-income portfolio. If the advisor wishes to shorten the duration of the Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the advisor wishes to lengthen the duration of the Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that the Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the advisor may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of the Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities. However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If the Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

The Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, the Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the advisor believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, the Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes, and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, the Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, the Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Fund may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. The Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Fund may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the advisor anticipates that there will be a positive correlation between the two currencies.

The cost to the Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change the Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the advisor anticipates. There is no assurance that the advisor's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

The Fund may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. The Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Fund's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. The Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS, AND COLLARS. The Fund is authorized to enter into swaps, caps, floors, and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

HOLDRS -- Holding Company Depositary Receipts, or HOLDRs, are trust-issued receipts that represent the Fund's beneficial ownership of a specific group of stocks. HOLDRs involve risks similar to the risks of investing in common stock. For example, the Fund's investment will decline in value if the underlying stocks decline in value. Because HOLDRs are not subject to concentration limits, the relative weight of an individual stock may increase substantially, causing the HOLDRs to be less diverse and creating more risk.

ILLIQUID SECURITIES -- Securities which do not trade on stock exchanges or in the over-the-counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that the Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. The Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. The Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that the Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over-the-counter market.

INITIAL PUBLIC OFFERINGS ("IPOS") -- The Fund may invest a portion of its assets in securities of companies offering shares in IPOs. IPOs may have a magnified performance impact on the Fund for as long as it has a small asset base. The impact of IPOs on the Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's total returns. IPOs may not be consistently available to the Fund for investment, particularly as the Fund's asset base grows. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund's portfolio and may lead to increased expenses for the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable gains it will subsequently distribute to shareholders. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Shareholders in IPO shares can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders.

The Fund's investment in IPO shares may include the securities of unseasoned companies (companies with less than three years of continuous operations), which presents risks considerably greater than common stocks of more established companies. These companies may have limited operating histories and their prospects for profitability may be uncertain. These companies may be involved in new and evolving business and may be vulnerable to competition and changes in technology, markets, and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines.

INTERFUND BORROWING AND LENDING PROGRAM -- Pursuant to an exemptive order issued by the SEC dated December 21, 1999, a Fund may lend money to, and borrow money for temporary purposes from, other funds advised by INVESCO or its affiliates. A Fund will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is unavailable, called or not renewed.

INVESTMENT COMPANY SECURITIES -- To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by INVESCO and its affiliates (pursuant to an exemptive order dated May 12, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange-Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETFs shares are sold and redeemed at the net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. The 1940 Act limits investments in securities of other investment companies. These limitations include, among others, that, subject to certain exceptions, no more than 10% of the Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are interests in pools of mortgage loans that various governmental, government-related and private organizations assemble as securities for sale to investors. Unlike most debt securities, which pay interest periodically and repay principal at maturity or on specified call dates, mortgage-backed securities make monthly payments that consist of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Since homeowners usually have the option of paying either part or all of the loan balance before maturity, the effective maturity of a mortgage-backed security is often shorter than is stated.

Governmental entities, private insurers, and the mortgage poolers may insure or guarantee the timely payment of interest and principal of these pools through various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The advisor will consider such insurance and guarantees and the creditworthiness of the issuers thereof in determining whether a mortgage-related security meets its investment quality standards. It is possible that the private insurers or guarantors will not meet their obligations under the insurance policies or guarantee arrangements.

Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA). GNMA is the principal governmental guarantor of mortgage-related securities. GNMA is a wholly-owned corporation of the U.S. government and it falls within the Department of Housing and Urban Development. Securities issued by GNMA are considered the equivalent of treasury securities and are backed by the full faith and credit of the U.S. government. GNMA guarantees the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of FHA-insured or VA-guaranteed mortgages. GNMA does not guarantee the market value or yield of mortgage-backed securities or the value of the Fund's shares. To buy GNMA securities, the Fund may have to pay a premium over the maturity value of the underlying mortgages, which the Fund may lose if prepayment occurs.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA). FNMA is a government-sponsored corporation owned entirely by private stockholders. FNMA is regulated by the Secretary of Housing and Urban Development. FNMA purchases conventional mortgages from a list of approved sellers and service providers, including state and federally-chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Securities issued by FNMA are agency securities, which means FNMA, but not the U.S. government, guarantees their timely payment of principal and interest.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC). FHLMC is a stockholder owned corporation chartered by Congress in 1970 to increase the supply of funds that mortgage lenders, such as commercial banks, mortgage bankers, savings institutions, and credit unions, can make available to homebuyers and multifamily investors. FHLMC issues Participation Certificates (PCs) which represent interests in conventional mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

COMMERCIAL BANKS, SAVINGS AND LOAN INSTITUTIONS, PRIVATE MORTGAGE INSURANCE COMPANIES, MORTGAGE BANKERS, AND OTHER SECONDARY MARKET ISSUERS. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. In addition to guaranteeing the mortgage-related security, such issuers may service and/or have originated the underlying mortgage loans. Pools created by these issuers generally offer a higher rate of interest than pools created by GNMA, FNMA & FHLMC because they are not guaranteed by a government agency.

RISKS OF MORTGAGE-BACKED SECURITIES. Yield characteristics of mortgage-backed securities differ from those of traditional debt securities in a variety of ways. For example, payments of interest and principal are more frequent (usually monthly) and their interest rates are sometimes adjustable. In addition, a variety of economic, geographic, social, and other factors, such as the sale of the underlying property, refinancing or foreclosure, can cause investors to repay the loans underlying a mortgage-backed security sooner than expected. If the prepayment rates increase, the Fund may have to reinvest its principal at a rate of interest that is lower than the rate on existing mortgage-backed securities.

OTHER ASSET-BACKED SECURITIES. These securities are interests in pools of a broad range of assets other than mortgages, such as automobile loans, computer leases and credit card receivables. Like mortgage-backed securities, these securities are pass-through. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets, which raises the possibility that recoveries on repossessed collateral may not be available to support payments on these securities. For example, credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which allow debtors to reduce their balances by offsetting certain amounts owed on the credit cards. Most issuers of asset-backed securities backed by automobile receivables permit the servicers of such receivables to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Due to the quantity of vehicles involved and requirements under state laws, asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables.

To lessen the effect of failures by obligors on underlying assets to make payments, the entity administering the pool of assets may agree to ensure the receipt of payments on the underlying pool in a timely fashion ("liquidity protection"). In addition, asset-backed securities may include insurance, such as guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, for some or all of the assets in the pool ("credit support"). Delinquency or loss more than that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

The Fund may also invest in residual interests in asset-backed securities, which is the excess cash flow remaining after making required payments on the securities and paying related administrative expenses. The amount of residual cash flow resulting from a particular issue of asset-backed securities depends in part on the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS). CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While whole mortgage loans may collateralize CMOs, mortgage-backed securities guaranteed by GNMA, FHLMC, or FNMA and their income streams more typically collateralize them.

A Real Estate Mortgage Investment Conduit ("REMIC") is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended and is an investment in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest ("interest only" or "IO" class) while the other class will receive the entire principal ("principal only" or "PO class"). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

REAL ESTATE INVESTMENT TRUSTS -- To the extent consistent with its investment objectives and policies, the Fund may invest in securities issued by real estate investment trusts ("REITs"). Such investments will not exceed 25% of the total assets of the Fund.

REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the Southeastern United States, or both.

To the extent that the Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. The Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Fund. By investing in REITs indirectly through the Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements ("REPOs"), on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Fund may enter into repurchase agreements with financial institutions that are creditworthy under standards established by the Company's advisor. INVESCO must use these standards to review the creditworthiness of any financial institution that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. The Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Fund uses REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES -- Securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable the Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to the Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by the Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- The Fund may from time to time loan securities from its portfolio to brokers, dealers, and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. The Fund may at any time call such loans to obtain the securities loaned. If the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. The Fund will be entitled to earn interest paid upon investment of the cash collateral or to the payment of a premium or fee for the loan. The Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents (each an "Agent").

INVESCO provides the following services in connection with the securities lending activities of the Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and
(f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Fund has obtained an exemptive order from the SEC allowing it to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment advisor.

SHORT SALES -- The Fund may sell a security short and borrow the same security from a broker or other institution to complete the sale. The Fund will lose money on a short sale transaction if the price of the borrowed security increases between the date of the short sale and the date on which the Fund closes the short position by purchasing the security; conversely, the Fund may realize a gain if the price of the borrowed security declines between those dates.

There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short the security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be "bought in" at the price required to purchase the security needed to close out the short position.

In short sale transactions, the Fund's gain is limited to the price at which it sold the security short; its loss is limited only by the maximum price it must pay to acquire the security less the price at which the security was sold. In theory, losses from short sales may be unlimited. Until a security that is sold short is acquired by the Fund, the Fund must pay the lender any dividends that accrue during the loan period. In order to borrow the security, the Fund usually is required to pay compensation to the lender. Short sales also cause the Fund to incur brokerage fees and other transaction costs. Therefore, the amount of any gain the Fund may receive from a short sale transaction is decreased - and the amount of any loss increased - by the amount of compensation to the lender, dividends and expenses the Fund may be required to pay.

Until the Fund replaces a borrowed security, it must segregate liquid securities or other collateral with a broker or other custodian in an amount equal to the current market value of the security sold short. The Fund expects to receive interest on the collateral it deposits. The use of short sales may result in the Fund realizing more short-term capital gains than it would if the Fund did not engage in short sales.

The Fund may sell short against the box.

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political, and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Fund may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and may be highly volatile.

UNSEASONED ISSUERS - The Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

U.S. GOVERNMENT SECURITIES -- The Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgagebacked securities representing part ownership of a pool of mortgage loans. These loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. The U.S. government may choose not to provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not legally obligated to do so. The Fund will invest in securities of such instrumentalities only when INVESCO is satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Fund normally buys and sells securities on an ordinary settlement basis. That means that the buy or sell order is sent, and the Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Fund also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by the Fund and payment and delivery take place at an agreed-upon time in the future. The Fund may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When the Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect the Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by the Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. As provided in the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of the Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. The Fund may not:

      1. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
      (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

      2. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

      3. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

      4. issue senior securities, except as permitted under the 1940 Act;

      5. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

      6. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, and other financial instruments; or

      7. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

      8. The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies, and limitations as the Fund.

      9. The Fund may not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

In  addition,   unless   otherwise   indicated,   the  Fund  has  the  following
non-fundamental policies, which may be changed without shareholder approval:

      A. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes, or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowing for the purposes of fundamental limitation (3)).

      B. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

      C. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

      D. With respect to fundamental limitation (9), domestic and foreign banking will be considered to be different industries.

      E. With respect to fundamental limitation (9), investments in obligations issued by a foreign government, including the agencies or instrumentalities of a foreign government, are considered to be investments in a specific industry.

In addition, the following non-fundamental policy applies:

      Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality, and authority thereof and each multi-state agency, authority, instrumentality, or other political subdivision is separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be determined to be the sole issuer.

MANAGEMENT OF THE FUND

THE INVESTMENT ADVISOR

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment advisor. INVESCO was founded in 1932 and serves as an investment advisor to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc.
      INVESCO International Funds, Inc.
      INVESCO Manager Series Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of March 31, 2003, INVESCO managed 47 mutual funds having combined assets of over $17 billion, on behalf of 2,848,926 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $318.5 billion in assets under management on March 31, 2003.

AMVESCAP PLC's North American subsidiaries include:

     AMVESCAP Retirement, Inc. ("ARI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors and institutional plan providers.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company doing business as INVESCO Trust Company) (ANTC), a wholly owned subsidiary of IRI maintains an institutional retirement trust containing 34 collective trust funds designed specifically for qualified plans. ANTC provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. ANTC acts as a directed, non-discretionary trustee or custodian for such plans.

INVESCO Institutional (N.A.), Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income, and real estate securities for institutional clients, including mutual funds, and collective investment entities. INVESCO Institutional (N.A.), Inc. includes the following Groups and
Divisions:

     INVESCO Capital Management Group, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

     INVESCO National Asset Management Group, Atlanta, Georgia, provides investment advisory services to employee pension and profit sharing plans, endowments and foundations, public plans, unions (Taft-Hartley), mutual funds and individuals.

          INVESCO Fixed Income/Stable Value Division, Louisville, Kentucky, provides customized low volatility fixed income solutions to 401(k), 457, and other tax qualified retirement plans.

          INVESCO Financial Institutions Group, Atlanta, Georgia, provides investment management services through separately managed account programs offered by brokerage firms.

          INVESCO Structured Products Group, Atlanta, Georgia, is responsible for tactical asset allocation and managed futures products, and quantitative stock selection products. This group develops forecasting models for domestic stock and bond markets and manages money for clients in products based on these forecasting models.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services to discretionary and non-discretionary accounts with respect to investments in real estate, mortgages, private real estate partnership interests, REITS, and publicly traded stocks of companies deriving substantial revenues from real industry activities.

          INVESCO Multiple Asset Strategies Group, Atlanta, Georgia, maintains a complex set of fundamentally based quantitative models used as a primary basis for asset allocation decisions. The group's main product is global asset allocation.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-advisor to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 30 Finsbury Square, London, EC2A 1AG, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment advisor to the Fund under an Investment Advisory Agreement dated August 23, 2000, as amended November 30, 2002 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of the Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage the Fund itself, or may hire a sub-advisor, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

  o managing the investment and reinvestment of all the assets of the Fund, and executing all purchases and sales of portfolio securities;

  o  maintaining a continuous investment program for the Fund, consistent with
     (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Fund, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

  o determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

  o providing the Fund the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the advisor or any sub-advisor;

  o determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

  o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to the Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Fund:

  o  administrative;

  o  internal accounting (including computation of net asset value);

  o  clerical and statistical;

  o  secretarial;

  o all other services necessary or incidental to the administration of the affairs of the Fund;

  o  supplying the Company with officers, clerical staff, and other employees;

  o furnishing office space, facilities, equipment, and supplies; providing personnel and facilities required to respond to inquiries related to shareholder accounts;

  o conducting periodic compliance reviews of the Fund's operations; preparation and review of required documents, reports, and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectus(es), statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Fund);

  o  supplying basic telephone service and other utilities; and

  o preparing and maintaining certain of the books and records required to be prepared and maintained by the Fund under the 1940 Act.

Pell Rudman Trust Company, N.A. (the "Pell Rudman Company") acted as the investment advisor to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to July 31, 2001. INVESCO became investment advisor to the Pell Rudman Portfolio pursuant to an interim sub-advisory agreement dated August 1, 2001.

Expenses not assumed by INVESCO are borne by the Fund. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from the Fund. The fee is calculated at the annual rate of 1.00% of the Fund's average net assets. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

During the periods outlined in the table below, the Fund paid INVESCO or Pell Rudman Company, as applicable, advisory fees in the dollar amounts shown. Since Class K shares had not commenced operations as of April 30, 2003, no advisory fees were paid for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Fund's fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO. The fee is allocated daily to each class based on the relative proportion of net assets represented by such class.

                                  Advisory       Total Expense     Total Expense
                                  Fee Dollars    Reimbursements    Limitations
                                  -----------    --------------    ------------

INVESTOR CLASS
--------------
MID-CAP GROWTH FUND
Period Ended April 30, 2003(1)    $  _______     $    _______            1.55%

INSTITUTIONAL CLASS
-------------------
MID-CAP GROWTH FUND
Year Ended April 30, 2003         $  _______     $    _______            1.30%
Period Ended April 30, 2002(2)        31,096           29,917            1.30%
Period Ended October 1, 2001(3)       77,645           77,827            1.30%
Year Ended April 30, 2001            195,509          114,229            1.30%
Year Ended April 30, 2000            113,575          133,379            1.30%

CLASS A
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003         $  _______     $    _______            1.65%
Period Ended April 30, 2002(2)         8,326           11,885            1.65%

CLASS B
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003         $  _______     $    _______            2.30%
Period Ended April 30, 2002(2)         2,789            4,799            2.30%

CLASS C
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003         $              $                       2.30%
Period Ended April 30, 2002(2)         1,054            2,216            2.30%

(1) For the period September 4, 2002 through April 30, 2003.

(2) For the period October 2, 2001 through April 30, 2002.

(3) For the period May 1, 2001 through October 1, 2001. Paid to Pell Rudman Company.

BOARD RENEWAL OF ADVISORY AGREEMENT

In renewing the Advisory Agreement, the board primarily considered the nature, quality, and extent of the services provided under the Agreement and the overall fairness of the Agreement. The board requested and evaluated information from INVESCO that addressed specific factors designed to assist in the board's consideration of these issues.

With respect to the nature and quality of the services provided, the board reviewed, among other things, (1) the overall performance results of the Fund in comparison to relevant indices; (2) a summary for the Fund of the performance of a peer group of investment companies pursuing broadly similar strategies prepared by an independent data service, and (3) the degree of risk undertaken by INVESCO as reflected by a risk/return summary, also prepared by the independent data service. The board also considered INVESCO's resources and responsiveness with respect to performance difficulties and discussed the efforts being made to improve performance. The board also considered the advantages to the Fund of having an advisor that is associated with a global investment management organization. In connection with its review of the quality of the execution of the Fund's trades, the board considered INVESCO's use in fund transactions of brokers or dealers that provided research and other services to INVESCO or its affiliates, and the benefits derived from such services to the Funds and to INVESCO. The board also considered the quality of the shareholder and administrative services provided by INVESCO, as well as the firm's positive compliance history.

With respect to the overall fairness of the Agreement, the board primarily considered the fairness of fee arrangements and the profitability and any fall-out benefits to INVESCO and its affiliates from their association with the Fund. The board reviewed information from an independent data service about the rates of compensation paid to investment advisors and overall expense ratios, for funds comparable in size, character, and investment strategy to the Fund. In concluding that the benefits accruing to INVESCO and its affiliates by virtue of their relationships with the Fund were reasonable in comparison with the costs of providing investment advisory services and the benefits accruing to the Fund, the board reviewed specific data as to INVESCO's profit or loss on the Fund and carefully examined INVESCO's cost allocation methodology. In this connection, the board requested that the Fund's independent accountants perform a review of INVESCO's methodology. The board concluded that approval of the Agreement was in the best interest of the Fund's shareholders. These matters were considered by the directors who are not affiliated with INVESCO (the "Independent Directors") working with experienced 1940 Act counsel that is independent of INVESCO.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to a master Administrative Services Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Fund:

  o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Fund; and

  o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, the Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of the Fund.

SEI Investments Mutual Fund Services ("SEI") acted as the administrator to the Fund's predecessor, the Pell Rudman Portfolio, from April 1, 2001 to October 1, 2001. Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMSFI") served as administrator, SEI served as sub-administrator to the Pell Rudman Portfolio from November 1, 1999 through April 30, 2000. Chase Global Fund Services, Inc. ("Chase") served as a sub-administrator to the Pell Rudman Portfolio from inception, September 10, 1998 through October 31, 1999.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent, and registrar services for the Funds pursuant to a master Transfer Agency Agreement dated June 1, 2000, as amended February 10, 2003 with the Company.

The Transfer Agency Agreement provides that the Fund pays INVESCO an annual fee of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in the Fund at any time during each month.

DST Systems, Inc. ("DST") acted as the transfer agent to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to October 1, 2001. UAM Shareholder Service Center, Inc. ("UAMSSC") served as shareholder servicing agent for the UAM Funds during the same period.

FEES PAID TO INVESCO, PELL RUDMAN COMPANY, SEI, DST AND UAMSSC

During the periods outlined in the table below, the Fund paid the following fees to INVESCO, Pell Rudman Company, SEI, DST, and UAMSSC. The fees are allocated daily to each class based on the relative proportion of net assets represented by such class. To limit expenses, INVESCO has contractually obligated itself to waive fees and bear any expenses through July 31, 2004 that would cause the ratio of expenses to average net assets to exceed 1.75% for Institutional Class shares, 2.00% for Investor Class shares, 2.10% for Class A shares, 2.75% for each of Class B and Class C shares, and 2.20% for Class K shares. INVESCO is entitled to reimbursement by a class of any fees waived pursuant to this arrangement if such reimbursement does not cause the class to exceed current expense limitations and the reimbursement is made within three years after INVESCO incurred the expense. Since Class K shares had not commenced operations as of April 30, 2003, no fees were paid for the periods shown.

                                                    Administrative     Transfer
                                   Advisory            Services         Agency
                                   --------            --------         ------
INVESTOR CLASS
--------------
MID-CAP GROWTH FUND
Period Ended April 30, 2003(1)     $    _______     $  ________        $ ______

INSTITUTIONAL CLASS
-------------------
MID-CAP GROWTH FUND
Year Ended April 30, 2003          $    _______     $  ________        $ ______
Period Ended April 30, 2002(2)           31,096           5,484             863
Period Ended October 1, 2001(3)          77,645          28,595          21,676
Year Ended April 30, 2001               195,509         68,7714          25,913
Year Ended April 30, 2000               113,575         69,2005          23,412

CLASS A
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003          $    _______     $  ________        $ ______
Period Ended April 30, 2002(2)            8,326           1,587           1,183

CLASS B
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003          $    _______     $  ________        $ ______
Period Ended April 30, 2002(2)            2,789             544             491

CLASS C
-------
MID-CAP GROWTH FUND
Year Ended April 30, 2003          $    _______     $  ________        $ ______
Period Ended April 30, 2002(2)            1,054             205             375

(1) For the period September 4, 2002 through April 30, 2003.

(2) For the period October 2, 2001 through April 30, 2002.

(3) For the period May 1, 2001 through October 1, 2001. Paid to Pell Rudman Company.

(4) This fee was paid to UAMFSI for the period May 1, 2000 through March 31, 2001 and to SEI for the period April 1, 2001 through April 30, 2001. UAMFSI paid a portion of its fee to SEI for sub-administrative services.

(5) This fee was paid to UAMFSI. UAMFSI paid a portion of its fee to Chase and SEI for sub-administrative services.

DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Fund's general investment policies and programs are carried out and that the Fund is properly administered.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Fund. The officers of the Company receive no direct compensation from the Company or the Fund for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Fund. These investment decisions are reviewed by the investment committee of INVESCO.

The tables below provide information about each of the Company's directors and officers. The first table provides information for the Independent Directors, and the second table provides information for the directors who are "interested persons" of the Company as defined in Section 2(a)(19) of the 1940 Act (the "Interested Directors"). For the Interested Directors, information about their principal occupations and other directorships reflects their affiliations with INVESCO and its affiliated companies.

Independent Directors

Name, Address, and Age          Position(s) Held      Principal Occupation(s)      Number of Funds        Other Directorships
                                With Company, Term of Occupation(s) During         in Fund Complex        Held by Director
                                Office(1) and Length  Past Five Years (2)          Overseen by
                                of Time Served(2)                                      Director

Bob R. Baker                    Vice Chairman of the  Consultant                   48
(3),(4),(5),(9),(10),(11),(12)  Board (2003-present)  (2000-present).
37 Castle Pines Dr. N.                                Formerly, President and
Castle Rock, Colorado                                 Chief Executive Officer
Age:  66                                              (1988-2000) of AMC Cancer
                                                      Research Center, Denver,
                                                      Colorado;  until mid-
                                                      December 1988, Vice
                                                      Chairman of the Board of
                                                      First Columbia Financial
                                                      Corporation, Englewood,
                                                      Colorado; formerly,
                                                      Chairman of the Board and
                                                      Chief Executive Officer
                                                      of First Columbia
                                                      Financial Corporation.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director
Sueann Ambron, Ph.D.(5)     Director (since 2003)     Dean of the Business         48
University of Colorado                                School, College of
at Denver                                             Business, University of
1250 14th Street                                      Colorado at Denver
Denver, Colorado                                      (2000-present). Formerly,
Age: 58                                               President and Chief
                                                      Executive Officer of
                                                      Avulet, Inc., Sunnyvale,
                                                      California (1998-1999),
                                                      Vice President and
                                                      General Manager,
                                                      Multimedia Services
                                                      Division Motorola, Inc.,
                                                      Schaumburg, Illinois
                                                      (1996-1998).

Victor L. Andrews, Ph.D.    Director                  Professor Emeritus,          48
(5),(7),(10),(11)                                     Chairman Emeritus and
34 Seawatch Drive                                     Chairman and CFO of the
Age:  73                                              Roundtable of the
                                                      Department of Finance of
                                                      Georgia State University;
                                                      and President, Andrews
                                                      Financial Associates,
                                                      Inc. (consulting firm).
                                                      Formerly, member of the
                                                      faculties of the Harvard
                                                      Business School and the
                                                      Sloan School of
                                                      Management of MIT.

Lawrence H. Budner          Director                  Trust Consultant.            48
(3),(6),(10),(11)                                     Formerly, Senior Vice
7608 Glen Albens Circle                               President and Senior
Dallas, Texas                                         Trust Officer of
Age:  73                                              InterFirst Bank, Dallas,
                                                      Texas.

James T. Bunch              Director (since 2000)     Co-President and Founder     48
(4),(5),(6),(8),(9),(12)                              of Green, Manning & Bunch
3600 Republic Plaza                                   Ltd., Denver, Colorado
370 Seventeenth Street                                (1988-present); Director
Denver, Colorado                                      and Vice President of
Age:  60                                              Western Golf Association
                                                      and Evans Scholars
                                                      Foundation; Executive
                                                      Committee, United States
                                                      Golf Association.
                                                      Formerly, General Counsel
                                                      and Director of Boettcher
                                                      & Co., Denver, Colorado;
                                                      and formerly, Chairman
                                                      and Managing Partner of
                                                      Davis, Graham & Stubbs,
                                                      Denver, Colorado.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director
Gerald J. Lewis             Director (since 2000)     Chairman of Lawsuit          48                     Director of General
(3),(7),(8),(9)                                       Resolution Services, San                            Chemical Group, Inc.,
701 "B" Street                                        Diego, California                                   Hampdon, New Hampshire
Suite 2100                                            (1987-present). Formerly,                           (1996-present). Director
San Diego, California                                 Associate Justice of the                            of Wheelabrator
Age:  69                                              California Court of                                 Technologies, Inc.,
                                                      Appeals; and Of Counsel,                            Fisher Scientific, Inc.,
                                                      Latham & Watkins,                                   Henley Manufacturing,
                                                      San Diego, California                               Inc., and  California
                                                      (1987-1997).                                        Coastal Properties, Inc.


John W. McIntyre            Director                  Retired. Trustee of          48
(3),(4),(6),(8),(12)                                  Gables Residential Trust;
7 Piedmont Center                                     Trustee and Chairman of
Suite 100                                             the J.M. Tull Charitable
Atlanta, Georgia                                      Foundation; Director of
Age: 72                                               Kaiser Foundation Health
                                                      Plans of Georgia, Inc.
                                                      Formerly, Vice Chairman
                                                      of the Board of Directors
                                                      of The Citizens and
                                                      Southern Corporation and
                                                      Chairman of the Board and
                                                      Chief Executive Officer
                                                      of The Citizens and
                                                      Southern Georgia Corp.
                                                      and The Citizens and
                                                      Southern National Bank;
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund and Trustee
                                                      of Employee's Retirement
                                                      System of GA, Emory
                                                      University.

Larry Soll, Ph.D.            Director (since 1997)    Retired.  Formerly,          48                     Director of Synergen
(5),(7),(10),(11)                                     Chairman of the Board                               since incorporation in
2358 Sunshine Canyon Drive                            (1987-1994), Chief                                  1982; Director of Isis
Boulder, Colorado                                     Executive Officer                                   Pharmaceuticals, Inc.
Age:  61                                              (1982-1989 and 1993-1994)
                                                      and President (1982-1989)
                                                      of Synergen Inc.; and
                                                      formerly, Trustee of
                                                      INVESCO Global Health
                                                      Sciences Fund.

Interested Directors and Officers.

Mr. Cunningham is an Interested Director by virtue of the fact that he is an officer of INVESCO and INVESCO Distributors, Inc. ("IDI"). Mr. Williamson is an Interested Director by virtue of the fact that he is an officer of AMVESCAP PLC, the parent company of INVESCO, which is the parent company of IDI.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Mark H. Williamson (4)      Chairman of the Board     President and Chief          48
4350 South Monaco Street    (since 1999). Formerly,   Executive Officer, AIM
Denver, Colorado            President (1998-2002)     Investment Management and
Age:  52                    and Chief Executive       Chief Executive Officer
                            Officer (1998-2002).      of the AIM Division of
                                                      AMVESCAP PLC (2003-
                                                      present). Formerly, Chief
                                                      Executive Officer,
                                                      Managed Products
                                                      Division, AMVESCAP PLC
                                                      (2001-2002). Formerly,
                                                      Chairman of the Board
                                                      (1998-2002), President
                                                      (1998-2002), and Chief
                                                      Executive Officer
                                                      (1998-2002) of INVESCO
                                                      Funds Group, Inc. and of
                                                      INVESCO Distributors,
                                                      Inc. Formerly, Chief
                                                      Operating Officer and
                                                      Chairman of the Board of
                                                      INVESCO Global Health
                                                      Sciences Fund; formerly,
                                                      Chairman and Chief
                                                      Executive Officer of
                                                      NationsBanc Advisors,
                                                      Inc.; and formerly,
                                                      Chairman of NationsBanc
                                                      Investments, Inc.

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Raymond R. Cunningham       President (2003-          President (2003-             48                     Director of INVESCO
(11),(12)                   present), Chief           present) and Chief                                  Funds Group, Inc. and
4350 South Monaco Street    Executive Officer         Executive Officer                                   Chairman of the Board
Denver, Colorado            (2003-present) and        (2003-present) of INVESCO                           INVESCO Distributors,
Age: 52                     Director (2001-           Funds Group, Inc.;                                  Inc.
                            present). Formerly,       Chairman of the Board
                            Vice President            (2003-present), President
                            (2001-2002).              (2003-present), and Chief
                                                      Executive Officer
                                                      (2003-present) of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Chief Operating
                                                      Officer (2002-2003) and
                                                      Senior Vice President
                                                      (1999-2002) of INVESCO
                                                      Funds Group, Inc. and
                                                      INVESCO Distributors,
                                                      Inc.; and formerly,
                                                      Senior Vice President of
                                                      GT Global - North America
                                                      (1992-1998).

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Glen A. Payne               Secretary                 Senior Vice President,
4350 South Monaco Street                              General Counsel and
Denver, Colorado                                      Secretary of INVESCO
Age:  55                                              Funds Group, Inc.;
                                                      Senior Vice President,
                                                      Secretary and General
                                                      Counsel of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Secretary of
                                                      INVESCO Global Health
                                                      Sciences Fund; General
                                                      Counsel of INVESCO Trust
                                                      Company (1989-1998); and
                                                      employee of a U.S.
                                                      regulatory agency,
                                                      Washington, D.C.
                                                      (1973-1989).

Ronald L. Grooms            Chief Accounting          Senior Vice President and                           Director of INVESCO
4350 South Monaco Street    Officer, Chief            Treasurer of INVESCO                                Funds Group, Inc. and
Denver, Colorado            Financial Officer         Funds Group, Inc.; and                              INVESCO Distributors,
Age:  56                    and Treasurer             Senior Vice President and                           Inc.
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Treasurer and
                                                      Principal Financial and
                                                      Accounting Officer of
                                                      INVESCO Global Health
                                                      Sciences Fund; and Senior
                                                      Vice President and
                                                      Treasurer of INVESCO
                                                      Trust Company (1988-1998).

William J. Galvin, Jr.      Assistant Secretary       Senior Vice President                               Director of INVESCO
4350 South Monaco Street                              and Assistant Secretary                             Funds Group, Inc. and
Denver, Colorado                                      of INVESCO Funds Group,                             INVESCO Distributors,
Age:  46                                              Inc.; and Senior Vice                               Inc.
                                                      President and Assistant
                                                      Secretary of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Trust Officer
                                                      of INVESCO Trust Company
                                                      (1995-1998).

Name, Address, and Age      Position(s) Held          Principal Occupation(s)      Number of Funds        Other Directorships
                            With Company, Term of     Occupation(s) During         in Fund Complex        Held by Director
                            Office(1) and Length      Past Five Years (2)          Overseen by
                            of Time Served(2)                                      Director

Pamela J. Piro              Assistant Treasurer       Vice President and
4350 South Monaco Street                              Assistant Treasurer of
Denver, Colorado                                      INVESCO Funds Group,
Age:  42                                              Inc.; and Assistant
                                                      Treasurer of INVESCO
                                                      Distributors, Inc.
                                                      Formerly, Assistant
                                                      Vice President
                                                      (1996-1997).

Tane' T. Tyler              Assistant Secretary       Vice President and Assistant
4350 South Monaco Street    (since 2002)              Assistant General Counsel
Denver, Colorado                                      of INVESCO Funds Group,
Age: 37                                               Inc.

(1) Each director shall hold office until his or her successor shall have been duly chosen and qualified, or until he or she shall have resigned or shall have been removed in the manner provided by law. Each officer shall hold office until the first meeting of the board of directors after the annual meeting of the shareholders next following his or her election or, if no such annual meeting of the shareholders is held, until the annual meeting of the board of directors in the year following his or her election, and, until his or her successor is chosen and qualified or until he or she shall have resigned or died, or until he or she shall have been removed as provided in the Company's bylaws. The board of directors has adopted a retirement policy providing for mandatory retirement of a Fund director at the end of the calendar quarter in which the director becomes 75, with a director being afforded the opportunity to retire voluntarily upon reaching age 72 or at any time between ages 72 and 75.

(2) Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

(3) Member of the audit committee of the Company.

(4) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(5) Member of the investments and management liaison committee of the Company.

(6) Member of the brokerage committee of the Company.

(7) Member of the derivatives committee of the Company.

(8) Member of the legal committee of the Company.


(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the retirement plan committee of the Company.

(12) Member of the valuation committee of the Company.

BOARD OF DIRECTORS STANDING COMMITTEES

The board of directors has an audit committee comprised of four directors who are Independent Directors. The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters. This committee held 4 meetings during the fiscal year ended April 30, 2003.

The Company has an investments and management liaison committee which meets quarterly with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision. This committee held 4 meetings during the fiscal year ended April 30, 2003.

The Company has a brokerage committee. The committee meets quarterly to review soft dollar and other brokerage transactions by the Funds and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors. This committee held 4 meetings during the fiscal year ended April 30, 2003.

The Company has a derivatives committee. The committee meets quarterly to review derivatives investments made by the Funds. It monitors the use of derivatives by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies adopted by the Company's board of directors. The committee reports on these matters to the Company's board of directors. It held 4 meetings during the fiscal year ended April 30, 2003.

The Company has a valuation committee, a legal committee, a compensation committee, and a retirement plan committee. These committees meet when necessary to review valuation, legal, compensation, and retirement plan matters of importance to the Company. During the fiscal year ended April 30, 2003, the legal committee met 3 times, the compensation committee met 2 times, and the valuation and retirement plan committees did not meet.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors. The nominating committee will consider nominees recommended by shareholders. If a shareholder desires to nominate a candidate, he or she must submit a request in writing to the Chairman of the nominating committee. All requests should be sent to The President, INVESCO Funds Group, Inc., 4350 South Monaco Street, Denver, CO 80237. During the fiscal year ended April 30, 2003, the nominating committee met 3 times.

The following table provides information regarding the dollar range of equity securities beneficially owned by each director in each Fund and in the investment companies in the INVESCO Funds that are overseen by the director, as a whole, as of December 31, 2002:

--------------------------------------------------------------------------------
Director               Dollar Range of Equity                   Aggregate Dollar
                       Securities Owned in The                  Range of Equity
                       Fund(1)                                  Securities in
                                                                All Registered
                                                                Investment
                                                                Companies
                                                                Overseen by the
                                                                director in the
                                                                INVESCO Funds(1)
--------------------------------------------------------------------------------
INDEPENDENT
DIRECTORS
--------------------------------------------------------------------------------
Bob R. Baker           INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------
Sueann Ambron          INVESCO Mid-Cap Growth Fund                           $0
--------------------------------------------------------------------------------
Victor L. Andrews      INVESCO Mid-Cap Growth Fund             $50,001-$100,000
--------------------------------------------------------------------------------
Lawrence H. Budner     INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------
James T. Bunch         INVESCO Mid-Cap Growth Fund             $50,001-$100,000
--------------------------------------------------------------------------------
Gerald J. Lewis        INVESCO Mid-Cap Growth Fund             $50,001-$100,000
--------------------------------------------------------------------------------
John W. McIntyre       INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------
Larry Soll             INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------
INTERESTED
DIRECTORS
--------------------------------------------------------------------------------
Mark H. Williamson     INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------
Raymond R. Cunningham  INVESCO Mid-Cap Growth Fund                Over $100,000
--------------------------------------------------------------------------------

(1) All valuations of Fund shares are as of December 31, 2002.

On November 30, 2002, the Company assumed all of the assets and liabilities of INVESCO Mid-Cap Growth Fund, a series of INVESCO Counselor Series Funds, Inc. The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Retirement Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their services to the Company, for the fiscal year ended April 30, 2003.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds to these directors for services rendered in their capacities as directors during the year ended December 31, 2002. As of December 31, 2002, there were 48 funds in the INVESCO Funds.

--------------------------------------------------------------------------------
Name of Person       Aggregate     Benefits      Estimated       Total
and Position         Compensation  Accrued As    Annual          Compensation
                     From          Part of       Benefits        From INVESCO
                     Company(1)    Company       Upon            Funds Paid
                                   Expenses(2)   Retirement(3)   To Directors(7)
--------------------------------------------------------------------------------
Bob R. Baker,
Vice Chairman
of the Board               $_____        $_____          $_____         $_______
--------------------------------------------------------------------------------
Sueann Ambron(4)            _____         _____           _____          _______
--------------------------------------------------------------------------------
Victor L. Andrews           _____         _____           _____          _______
--------------------------------------------------------------------------------
Lawrence H. Budner          _____         _____           _____          _______
--------------------------------------------------------------------------------
James T. Bunch              _____         _____           _____          _______
--------------------------------------------------------------------------------
Fred A. Deering(5)          _____         _____           _____          _______
--------------------------------------------------------------------------------
Wendy L. Gramm(5)           _____         _____           _____          _______
--------------------------------------------------------------------------------
Gerald J. Lewis             _____         _____           _____          _______
--------------------------------------------------------------------------------
John W. McIntyre            _____         _____           _____          _______
--------------------------------------------------------------------------------
Larry Soll                  _____         _____           _____          _______
--------------------------------------------------------------------------------
Total                      $_____        $_____          $_____         $_______
--------------------------------------------------------------------------------
% of Net Assets         _____%(6)     _____%(6)                       0.0060%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Fund's committees who are Independent Directors, and the members of the Fund's committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Retirement Plan and Deferred Retirement Plan Account Agreement discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Dr. Ambron and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Retirement Plan.

(4) Dr. Ambron commenced her service as a director of the Company on January 1, 2003.

(5) Dr. Gramm resigned as a director of the Company on February 7, 2002. Mr. Deering retired as a director of the Company on March 31, 2003.

(6) Total as a percentage of the Company's net assets as of April 30, 2003.

(7) Total as a percentage of the net assets of the INVESCO Funds as of December 31, 2002.

Messrs. Cunningham and Williamson, as Interested Directors of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

Participation in Certain Plans and Agreements
---------------------------------------------

The boards of directors of the INVESCO Funds have adopted a Retirement Plan (the "Plan") and a Deferred Retirement Plan Account Agreement (the "Agreement"). Certain of the Independent Directors of the Company participate either in the Plan or in the Agreement. Under the Plan and the Agreement, each participating director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Participating Qualified Director") is entitled to receive a benefit upon retirement.

The Plan
--------

Commencing with attainment of age 72 by a Participating Qualified Director who has elected to participate in the Plan and who voluntarily retires prior to reaching age 72, and commencing with the date of retirement of a Participating Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Participating Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the "Annual Benefit"). Directors who became Participating Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Participating Qualified Director's life or ten years, whichever is longer. If a Participating Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Participating Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. A Participating Qualified Director who has elected to participate in the Plan receives no benefits from the Agreement. The Plan is administered by a committee of four directors, including at least one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to former director Daniel D. Chabris as of October 1, 1998 and to former director Kenneth T. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Annual payments made to Messrs. Chabris and King exceed $34,000 per year.

The Agreement
-------------

A Participating Qualified Director who has elected to participate in the Agreement receives no benefits from the Plan. Pursuant to the terms of the Agreement, a deferred retirement account is established for a Qualified Participating Director (the "Account"). The dollar amount credited to the Account is in an amount which, based upon an assumed account appreciation rate of 6.25% per annum, will provide the Participating Qualified Director with an account value of $340,000 upon reaching age 72. Once the initial dollar amount of the Account is established, Account proceeds are invested in shares of one or more of the INVESCO Funds. The value of the Account fluctuates with the appreciation or depreciation in the shares of the Funds owned by the Account and Account shares are increased by the amount of any dividends and capital gains distributions paid with respect to the shares. Upon retirement, a Participating Qualified Director is entitled to receive the value in the Account either in a lump sum payment or in payments over a stipulated number of months. The Account value continues to fluctuate as long as monthly payments are made. If a Participating Qualified Director becomes disabled or dies prior to his or her retirement and if, at the time of disability or death, the value of a

Participating Qualified Director's Account is less than $340,000, the Director or the Director's beneficiary or estate will not be paid the value in the Account but will receive $34,000 per annum for ten years. If, at the time of the Participating Qualified Director's death or disability prior to retirement, the value in the director's Account is $340,000 or more, the Participating Qualified Director or his or her estate or beneficiary will receive the value in the Account either in a lump sum or in quarterly installments. The cost of providing the initial dollar amount to be allocated to a Participating Qualified Director's Account and the cost of payment of any death or disability benefit that aggregates more than the Account value will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by a committee appointed to administer the Agreement. The committee is composed of three interested Directors and one Independent Director of the Funds.

The Company has no stock options, pension, or retirement plans for affiliated directors of the INVESCO Funds or for management or other personnel, and pays no salary or compensation to any of its officers.

Deferred Compensation Plan
--------------------------

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 30, 2003, the following persons owned more than 5% of the outstanding shares of the Fund. This level of share ownership is considered to be a "principal shareholder" relationship with the Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

MID-CAP GROWTH FUND


Investor Class
--------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

Institutional Class
-------------------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Pell Rudman Trust Company       Beneficial             ____%
100 Federal St., Fl. 37
Boston, MA 02110-1802
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.      Beneficial             ____%
Special Custody Acct. For The
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Kenneburt & Co. Cust.           Beneficial             ____%
Expediter Omnibus C C Amsouth
Bank
250 Riverchase Pkwy E.,
Floor 5
Birmingham, AL 35244-1832
--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Nat'l Financial Services Corp.  Beneficial             ____%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty Street, 5th Floor
Attn:  Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------


Class A
-------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Charles Schwab & Co., Inc.      Beneficial             ____%
Special Custody Account for
the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Merrill Lynch                   Beneficial             ____%
Security #97846
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

Class B
-------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial             ____%
Security #97MN6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust           Beneficial             ____%
IRA R/O
Jeffrey D. Barrow
17569 Plum Creek Trl
Chagrin Falls, OH 44023-5605
--------------------------------------------------------------------------------


Class C
-------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
Merrill Lynch                   Beneficial             ____%
Security #97ML6
4800 Deer Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------
Robert J. Salmen - TOD          Record                 ____%
Frances J. Salmen
7303 Bainbridge Solon Rd
Chagrin Falls, OH 44023-1403
--------------------------------------------------------------------------------
AMVESCAP Natl TC Cust           Beneficial             ____%
IRA R/O
Margaret E. Branthoover
IRA Roll-over 05/19/92
262 Heather Ln
Eastlake, OH 44095-1559
--------------------------------------------------------------------------------


Class K
-------

--------------------------------------------------------------------------------
       Name and Address         Basis of Ownership      Percentage Owned
                                (Record/Beneficial)
================================================================================
None
--------------------------------------------------------------------------------

As of _____________, 2003, officers and directors of the Company, as a group, beneficially owned less than __% of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Fund. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Fund's shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (each individually a "Plan" and collectively, the "Plans"), which have been adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Plan and Agreement of Distribution - Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of the Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of the Fund's Investor Class shares to investors. Payments by the Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS A. The Company has adopted a Master Distribution Plan and Agreement - Class A pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). Under the Class A Plan, Class A shares of the Fund pay compensation to IDI at an annual rate of 0.35% per annum of the average daily net assets attributable to Class A shares for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During any period in which the Fund is closed due to high asset levels, the Class A shares of the Fund will reduce this payment of 0.35% to 0.25% per annum.

The Class A Plan is designed to compensate IDI, on a monthly basis, for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. The service fees payable to selected financial intermediaries are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such financial intermediaries' customers' accounts.

Of the aggregate amount payable under the Class A Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund, in amounts up to 0.25% of the average daily net assets of the Class A shares of the Fund attributable to the customers of such financial intermediaries, are characterized as service fees. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class A shares of the Fund.

CLASS B. The Company has also adopted a Master Distribution Plan and Agreement - Class B pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, Class B shares of the Fund pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class B shares for the purpose of financing any activity which is primarily intended to result in the sale of Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected financial intermediaries that have entered into service agreements with respect to Class B shares of the Fund and that provide continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge pursuant to the Class B Plan. The Class B Plan imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class B shares of the Fund.

The Class B Plan may obligate the Class B shares to continue to make payments to IDI following termination of the Class B Plan with respect to Class B shares sold by or attributable to the distribution efforts of IDI unless there has been a complete termination of the Class B Plan (as defined in such Plan). Additionally, the Class B Plan expressly authorizes IDI to assign, transfer or pledge its rights to payments pursuant to the Class B Plan. As a result, the contingent deferred sales charge (CDSC) on Class B shares will continue to be applicable even in the event of a complete termination of the Class B Plan (as defined in such Plan).

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Fund (the "Class C Plan"). Under the Class C Plan, Class C shares of the Fund pay compensation monthly to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares. The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund.

Of the aggregate amount payable under the Class C Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class C shares of the Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such financial intermediaries, are characterized as a service fee. Payments to financial intermediaries in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of the Fund.

IDI may pay sales commissions to financial intermediaries who sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold or serviced by the financial intermediary, and will consist of an asset-based sales charge of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the asset-based sales charge, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K" Plan). Under the Class K Plan, Class K shares of the Fund pay compensation monthly to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a financial intermediary incentive program which provides for periodic payments to selected financial intermediaries that have entered into service agreements and furnish continuing personal shareholder services to their customers who purchase and own Class K shares of the Fund.

Of the aggregate amount payable under the Class K Plan, payments to financial intermediaries that provide continuing personal shareholder services to their customers who purchase and own Class K shares of the Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to financial intermediaries such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to financial intermediaries, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Fund. The Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected financial intermediaries which may enter into agreements with IDI. Payments will be made by IDI to financial intermediaries who sell shares of the Fund and may be made to banks, savings and loan associations and other depository institutions ("Banks"). Although the Glass-Steagall Act limits the ability of certain Banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such Banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with Banks might have to be modified or terminated, and, in that case, the size of the Fund possibly could decrease to the extent that the Banks would no longer invest customer assets in the Fund. Neither the Company nor its investment advisor will give any preference to Banks which enter into such arrangements when selecting investments to be made by the Fund.

Since the Fund's Class K shares had not commenced operations as of April 30, 2003, no payments were made under that Plan for the periods shown below.

The Fund made payments to IDI under the Investor Class, Class A, Class B, Class C, and Class K Plans during the fiscal year or period ended April 30, 2003 in the following amounts:


                               INVESTOR
FUND                            CLASS(1)  CLASS A   CLASS B   CLASS C   CLASS K
----                           --------   -------   -------   -------   -------

Mid-Cap Growth Fund            $______    $______   $______   $______     N/A(2)

(1) For the period September 4, 2002 through April 30, 2003.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2003.

In addition, as of the fiscal year or period ended April 30, 2003, the following distribution accruals had been incurred by the Mid-Cap Growth Fund and will be paid during the fiscal year ended April 30, 2004.


                               INVESTOR
FUND                            CLASS(1)  CLASS A   CLASS B   CLASS C   CLASS K
----                           --------   -------   -------   -------   -------

Mid-Cap Growth Fund            $______    $______   $______   $______     N/A(2)

(1) For the period September 4, 2002, commencement of operations, through April 30, 2003.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2003.

For the fiscal year or period ended April 30, 2003, allocation of 12b-1 amounts paid by Mid-Cap Growth Fund for the following categories of expenses were:

                                        INVESTOR
MID-CAP GROWTH FUND                     CLASS(1)  CLASS A   CLASS B   CLASS C   CLASS K
                                        --------   -------   -------   -------   -------
Advertising                             $ ______   $______   $______   $______     N/A(2)
Sales literature, printing, and postage $ ______   $______   $______   $______     N/A(2)
Public Relations/Promotion              $ ______   $______   $______   $______     N/A(2)
Compensation to securities dealers
  and other organizations               $ ______   $______   $______   $______     N/A(2)
Marketing personnel                     $ ______   $______   $______   $______     N/A(2)

(1) For the period September 4, 2002 through April 30, 2003.

(2) Class K shares were offered beginning December 31, 2001, but did not commence operations during the fiscal year ended April 30, 2003.

The services which are provided by securities dealers and other organizations may vary by financial intermediary but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable data files of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Fund, and assisting in other customer transactions with the Fund.

The Plans provide that they shall continue in effect with respect to the Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can also be terminated at any time by the Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of the Fund, the investment climate for the Fund, general market conditions, and the volume of sales and redemptions of the Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of the Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of the Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or the Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of the Fund's outstanding voting securities, may terminate such agreement without penalty upon thirty days' written notice to the other party. No further payments will be made by the Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, the Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, the Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by the Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI. On a quarterly basis, the directors review information about the distribution services that have been provided to the Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of the Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to the Fund and its shareholders under the Plans include the following:

 o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Fund;

 o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Fund in amounts and at times that are disadvantageous for investment purposes; and

 o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g. exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

 o To have greater resources to make the financial commitments necessary to improve the quality and level of the Fund's shareholder services (in both systems and personnel);

 o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

 o To acquire and retain talented employees who desire to be associated with a growing organization.

SALES CHARGES AND DEALER CONCESSIONS

SALES CHARGES
                                                                      Dealer
                                                                      Concession
                                                                      ----------
                                     Investor's Sales Charge          As a
                                     -----------------------          Percentage
                                     As a             As a            of
Amount of                            Percentage       Percentage      the
Investment in                        of the Public    of the Net      Public
in Single                            Offering         Amount          Offering
Transaction(1)                       Price            Invested        Price
--------------                       -----            --------        -----

Less than              $   25,000    5.50%            5.82%           4.75%
$ 25,000 but less than $   50,000    5.25             5.54            4.50
$ 50,000 but less than $  100,000    4.75             4.99            4.00
$100,000 but less than $  250,000    3.75             3.90            3.00
$250,000 but less than $  500,000    3.00             3.09            2.50
$500,000 but less than $1,000,000    2.00             2.04            1.60

(1) There is no sales charge on purchases of $1,000,000 or more; however, IDI may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

IDI may elect to re-allow the entire initial sales charge to financial intermediaries for all sales with respect to which orders are placed with IDI during a particular period. Financial intermediaries to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

In addition to amounts paid to financial intermediaries as a dealer concession out of the initial sales charge paid by investors, IDI may, from time to time, at its expense or as an expense for which it may be compensated under a Plan, if applicable, pay a bonus or other consideration or incentive to financial intermediaries who sell a minimum dollar amount of the shares of the INVESCO Funds during a specified period of time. At the option of the financial intermediary, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying financial intermediaries and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Financial intermediaries may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

IDI may pay sales commissions to financial intermediaries that sell Class B shares of the Fund at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the financial intermediary, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. The portion of the payments to IDI under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of such sales commissions plus financing costs.

IDI may pay sales commissions to financial intermediaries that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the financial intermediary, and will consist of a sales commission of 0.75% of the purchase price of Class C shares sold plus an advance of the first year's service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to financial intermediaries plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to financial intermediaries based on the average net asset value of Class C shares which are attributable to shareholders for whom the financial intermediaries are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the financial intermediary elect to waive the sales commission, the 12b-1 fees will begin to be paid by IDI to the financial intermediary immediately.

DEALER CONCESSIONS (CLASS A AND CLASS K ONLY)

Investors who purchase $1,000,000 or more of Class A shares do not pay an initial sales charge. IDI may pay financial intermediaries for share purchases (measured on an annual basis) by non-qualified investors and qualified plans of Class A and Class K shares of the Funds as follows.

Non-Qualified Plans. IDI may pay financial intermediaries for share purchases of $1,000,000 or more of Class A shares of the Funds sold at net asset value to non-qualified investors as follows: 1.00% of the first $2 million of such purchases, 0.80% on the next $1 million of such purchases, 0.50% on the next $17 million of such purchases, and 0.25% of amounts in excess of $20 million of such purchases.

Qualified Plans. IDI may pay financial intermediaries for Class A and Class K share purchases as follows:

     Class A -- Option 1: For qualified plans of $1,000,000 or more, 0.50% of the first $2 mil- lion and 0.25% of amounts in excess of $20 million. The trail commission will be paid out beginning in the 13th month.

     Class A -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

     Class K -- Option 1: For qualified plans of $1,000,000 or more, 0.70% of the first $5 mil- lion and 0.45% of amounts in excess of $5 million. The trail commission will be paid out beginning in the 13th month.

     Class K -- Option 2: No additional fee is paid to financial intermediaries, however, the trail commission will begin to accrue immediately.

REDUCTIONS IN INITIAL SALES CHARGES (CLASS A ONLY)

Reductions in the initial sales charges shown in the sales charges table (quantity discounts) apply to purchases of shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined.

The term "purchaser" means:

  o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

  o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

      a. the employer/sponsor submits contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);

      b. each transmittal is accompanied by a single check or wire transfer; and

      c. all new participants are added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

  o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
     Code) and 457 plans, if more than one beneficiary or participant is involved;

  o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified IDI in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

  o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or financial intermediaries seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. IDI reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the INVESCO Funds without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

1. LETTER OF INTENT (CLASS A ONLY). A Purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such Purchaser's intention as to the total investment to be made in shares of the Fund within the following thirteen consecutive months. By marking the LOI section on the account application and by signing the account application, the Purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of fund shares normally subject to an initial sales charge made during the thirteen-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the Purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Right of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the thirteen-month period after meeting the original obligation, a Purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a Purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the thirteen-month period do not total the amount specified, the Purchaser will pay the increased amount of sales charge as described below. Purchases made within ninety days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the ninety-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than ninety days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the Purchaser. All shares purchased, including those escrowed, will be registered in the Purchaser's name. If the total investment specified under this LOI is completed within the thirteen-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the Purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the amount actually purchased. If the Purchaser does not pay such difference within twenty days of the expiration date, he/she irrevocably constitutes and appoints the transfer agent as his/her attorney to surrender for redemption any or all shares, to make up such difference within sixty days of the expiration date.

If at any time before completing the LOI Program, the Purchaser wishes to cancel the agreement, he/she must give written notice to IDI. If at any time before completing the LOI Program the Purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

2. RIGHT OF ACCUMULATION (CLASS A ONLY). A Purchaser may also qualify for reduced initial sales charges based upon such Purchaser's existing investment in Class A shares of the Fund at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, IDI takes into account not only the money which is invested upon such proposed purchase, but also the value of all Class A shares of the Fund owned by such Purchaser, calculated at the then current public offering price. If a Purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such Purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a Purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the Purchaser or his financial intermediary must furnish IDI with a list of the account numbers and the names in which such accounts of the Purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation, or acquisition of assets of the fund.

The following Purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these Purchasers:

     o  INVESCO and its affiliates, or their clients;

     o Any current or retired officer, director, or employee (and members of their immediate family) of INVESCO, its affiliates or the INVESCO Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

     o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

     o Financial intermediaries that place trades for their own accounts or the accounts of their clients and that charge a management, consulting or other fee for their services; and clients of such financial intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment financial intermediary on the books and records of a broker or agent;

     o Employee benefit plans designated as Purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial intermediary has entered into the appropriate agreements with IDI. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Funds by such plans are subject to initial sales charges; and

     o A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of the Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents, and parents of spouse.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

In addition to the exceptions described in the Investor Class, Class A, B, C, and K Prospectus, CDSCs will not apply to the following:

     o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

     o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and
        Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in the Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class A, Class B, Class C, or Class K shares of the Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

     o Liquidation by the Fund when the account value falls below the minimum required account size of $250;

     o  Investment account(s) of INVESCO; and

     o Class C shares if the investor's financial intermediary of record notifies IDI prior to the time of investment that the financial intermediary waives the payment otherwise payable to it.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

     o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;

     o  Private foundations or endowment funds;

     o Redemption of shares by the investor where the investor's financial intermediary waives the amounts otherwise payable to it by IDI and notifies IDI prior to the time of investment; and

SHARE PRICES AND NET ASSET VALUE (ALL CLASSES)

The Fund's shares are bought or sold at a price that is the Fund's NAV per share, less any applicable sales charge. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open.

The Fund values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. Securities traded primarily on the Nasdaq Stock Market ("Nasdaq") are normally valued by the Fund at the Nasdaq Official Closing Price ("NOCP") provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes.

If there is no reported sale of a security on a particular day, the security is valued at the closing bid price on that day. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The
Fund values all other securities and assets, including restricted securities, by a method that the board believes accurately reflects fair value.

If INVESCO believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the board believes accurately reflects fair value.

HOW TO PURCHASE AND REDEEM SHARES

A complete description of the manner by which shares of the Fund may be purchased appears in the Prospectuses under the caption "How To Buy Shares."

The sales charge normally deducted on purchases of Class A shares of the Fund is used to compensate IDI and participating financial intermediaries for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with IDI by persons, who because of their relationship with the Fund or with INVESCO and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), IDI believes that it is appropriate and in the

Fund's best interests that such persons be permitted to purchase Class A shares of the Fund through IDI without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth herein under the Caption "Reductions in Initial Sales Charges - Purchases at Net Asset Value."

The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

  Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price

Information concerning redemption of the Fund's shares is set forth in the Prospectuses under the caption "How To Sell Shares." Shares of the Fund may be redeemed directly through IDI or through any financial intermediary who has entered into an agreement with IDI. In addition to the Fund's obligation to redeem shares, IDI may also repurchase shares as an accommodation to the shareholders. To effect a repurchase, those financial intermediaries who have executed agreements with IDI must phone orders to the order desk of the Fund at 1-800-525-8085 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by IDI of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Fund or by IDI (other than any applicable CDSC) when shares are redeemed or repurchased, financial intermediaries may charge a fair service fee for handling the transaction. INVESCO intends to redeem all shares of the Fund in cash.

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Fund not reasonably practicable.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Fund. PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts, acted as the independent accountants to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to April 30, 2001.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of the Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Fund to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation, and transfer of shares of the Fund, and the maintenance of records regarding the ownership of such shares.

DST Systems, Inc., 333 West 11th Street, Fifth Floor, Kansas City, Missouri, acted as transfer agent to the Fund's predecessor, the Pell Rudman Portfolio, from its inception on September 10, 1998 to September 28, 2001.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund has authorized one or more brokers to accept purchase and redemption orders on its behalf and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

As the investment advisor to the Fund, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on the Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged the Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Fund.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities, and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which the Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with the Fund. Conversely, the Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of the Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Fund to their clients, or that act as agent in the purchase of the Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of the Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

BROKERAGE COMMISSIONS AND UNDERWRITING DISCOUNTS

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by the Fund for the periods outlined in the table below were:

MID-CAP GROWTH FUND
      Year Ended April 30, 2003                             $________
      Period Ended April 30, 20021                              7,601
      Period Ended October 1, 20012                             6,652
      Year Ended April 30, 2001                                25,650

(1) For the period October 2, 2001 through April 30, 2002.
(2) For the period May 1, 2001 through October 1, 2001.

For the fiscal years ended April 30, 2003, 2002, and 2001, brokers providing research services received $________, $2,762, and $28,713, respectively, on portfolio transactions effected for the Fund. The aggregate dollar amount of such portfolio transactions was $________, $1,201,353, and $17,354,075, respectively. Commissions totaling $__, $0, and $0 were allocated to certain brokers in recognition of their sales of shares of the Fund on portfolio transactions of the Fund effected during the fiscal years ended April 30, 2003, 2002, and 2001, respectively.

At April 30, 2003, the Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:
--------------------------------------------------------------------------------
Fund                  Broker or Dealer                       Value of Securities
                                                             at April 30, 2003
================================================================================
Mid-Cap Growth Fund                                          $
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Fund, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Fund and any broker-dealer that executes transactions for the Fund.

CAPITAL STOCK

The Company is authorized to issue up to ten billion shares of common stock with a par value of $0.01 per share. As of June 30, 2003, the following shares of the Fund were outstanding:

      Investor Class                                                   _______
      Institutional Class                                              _______
      Class A                                                          _______
      Class B                                                          _______
      Class C                                                          _______
      Class K                                                          _______

A share of each class of the Fund represents an identical interest in the Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Fund will affect the performance of those classes. Each share of the Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of the Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, B, C, and K shares will differ. All shares of the Fund will be voted together, except that only the shareholders of a particular class of the Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and non-assessable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of the Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of
Incorporation,   the  board  of  directors   will  call   special   meetings  of
shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Fund will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors. Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF THE FUND

The Fund intends to conduct its business and satisfy the applicable diversification of assets, distribution, and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund intends to qualify as a regulated investment company during its current fiscal year. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay federal income or excise taxes and that all of the classes of the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that the Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If the Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If the Fund does not qualify as a regulated investment company, it will be subject to income tax on all of its net investment income and net capital gains at the corporate tax rates.

Dividends paid by the Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Fund sends shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments.

The Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, the Fund will have a net capital gain. Distributions by the Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Fund sends information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of the Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of the Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of the Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, the Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. The Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, the Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. The Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Fund recommends any particular method of determining cost basis. Other methods may result in different tax consequences. Even if you have reported gains or losses for the Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Likewise, changing to any basis method other than the average cost method requires IRS approval.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares. Similarly, if you sell Fund shares at a loss after holding them for six months or less, you loss will be disallowed to the extent of any exempt interest dividends that you may have received on those shares. If you pay a sales charge to acquire shares, that sales charge is generally treated as part of your cost basis for determining gain or loss upon disposition of those shares. However, if you exchange your shares within ninety days of acquisition and the sales charge was paid on the original shares, then the sales charge is not treated as part of your cost basis on the original shares, but instead, carries over to be included as part of your cost basis in the new or replacement shares.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts.

You should consult your own tax advisor regarding specific questions as to federal, state, and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification, for income tax purposes, as a regulated investment company under the Internal Revenue Code of 1986, as amended, does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Fund's total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Fund will disclose the maximum front-end sales charge imposed on purchases of the Fund's Class A shares and/or the applicable CDSC imposed on redemption of the Fund's Class B and Class C shares. If any advertised performance data does not reflect the maximum front-end sales charge (if any) or the applicable CDSC, such advertisement will disclose that the sales charge or CDSC has not been deducted in computing the performance data, and that, if reflected, such charges would reduce the performance quoted.

The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period. A 1% - 5% CDSC may be charged on redemptions of Class B shares held six years or less, other than shares acquired through reinvestment of dividends and other distributions. A 1% CDSC may be charged on redemptions of Class C shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions. Please see the section entitled "Distributor" for additional information on CDSCs. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in the Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in the Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking the Fund's maximum applicable Class A front-end sales charge or Class B or Class C CDSC into account. Excluding sales charges from a total return calculation produces a higher total return figure.

More information about the Fund's recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Fund's Prospectuses.

The Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Fund's returns may be attributable to its investment in IPOs, which have a magnified impact in the event the Fund has a small asset base. If this occurs, there is no guarantee that as the Fund's assets grow, they will continue to experience substantially similar performance by investing in IPOs.

When we quote mutual fund rankings published by Lipper Inc., we may compare the Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare the Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance is not provided for Investor Class shares of Mid-Cap Growth Fund since Investor Class shares were not offered until September 4, 2002. Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended April 30, 2003 was:


                                                                      10 YEAR
                                                                      OR MORE
                                                                      SINCE
FUND AND CLASS                               1 YEAR       5 YEAR      INCEPTION
--------------                               ------       ------      ----------

Mid-Cap Growth Fund - Institutional Class(1)
  Return Before Taxes                        ____%        N/A          ____%(2)
  After Taxes on Distributions               ____%        N/A          ____%(2)
  After Taxes on Distributions
    and Sale of Fund Shares                  ____%        N/A          ____%(2)
Mid-Cap Growth Fund - Investor Class
  Return Before Taxes                        N/A          N/A          ____%(3)
  After Taxes on Distributions               N/A          N/A          ____%(3)
  After Taxes on Distributions
    and Sale of Fund Shares                  N/A          N/A          ____%(3)
Mid-Cap Growth Fund - Class A
(Including Front-End Sales Charge)
  Return Before Taxes                        ____%        N/A          ____%(4)
  After Taxes on Distributions               ____%        N/A          ____%(4)
  After Taxes on Distributions
    and Sale of Fund Shares                  ____%        N/A          ____%(4)

                                                                      10 YEAR
                                                                      OR MORE
                                                                      SINCE
FUND AND CLASS                               1 YEAR       5 YEAR      INCEPTION
--------------                               ------       ------      ----------

Mid-Cap Growth Fund - Class B
(Including CDSC)
  Return Before Taxes                        ____%        N/A          ____%(4)
  After Taxes on Distributions               ____%        N/A          ____%(4)
  After Taxes on Distributions
    and Sale of Fund Shares                  ____%        N/A          ____%(4)
Mid-Cap Growth Fund - Class C
(Including CDSC)
  Return Before Taxes                        ____%        N/A          ____%(4)
  After Taxes on Distributions               ____%        N/A          ____%(4)
  After Taxes on Distributions
    and Sale of Fund Shares                  ____%        N/A          ____%(4)
Mid-Cap Growth Fund - Class K(5)             N/A          N/A           N/A

(1) The Pell Rudman Portfolio reorganized into the INVESCO Mid-Cap Growth Fund and merged its investment operations on October 2, 2001. Shareholders of the Pell Rudman Mid-Cap Growth Portfolio received Institutional Class shares of the INVESCO Mid-Cap Growth Fund.

(2) Since commencement of investment operations on September 10, 1998.

(3) Since commencement of investment operations on September 4, 2002.

(4) Since commencement of operations on October 2, 2001. Since inception numbers are not annualized.

(5) Class K shares had not commenced operations as of the fiscal year ended April 30, 2003.

Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

Average annual total return after taxes on distributions and after taxes on distributions and sale of Fund shares is computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending value, according to the following formula:

After taxes on distributions:

                                      n
                              P(1 + T)  = ATV
                                             D

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions) n = number of years
            ATV
               D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions but not after taxes on redemption.

After taxes on distributions and redemption:

                                      n
                              P(1 + T)  = ATV
                                             DR

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return (after taxes on distributions and redemption) n = number of years
            ATV
               DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion) after taxes on fund distributions and redemptions.

The average annual total return performance figures will be determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between the Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for the Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Fund in performance reports will be drawn from the following mutual fund grouping, in addition to the broad-based Lipper general fund groupings:


                                                     Lipper Mutual
                  Fund                               Fund Category
                  ----                               -------------

                  Mid-Cap Growth Fund                Mid-Cap Growth Funds

Sources for Fund performance information and articles about the Fund include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
ARIZONA REPUBLIC
BANXQUOTE
BARRON'S
BLOOMBERG NEWS
BOSTON GLOBE
BUSINESS WEEK
CNBC
CNN
CHICAGO SUN-TIMES
CHICAGO TRIBUNE
DENVER BUSINESS JOURNAL

DENVER POST
DOW JONES NEWS WIRE
FINANCIAL TIMES
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
LOS ANGELES TIMES
MONEY MAGAZINE
MORNINGSTAR
MUTUAL FUNDS MAGAZINE
NEW YORK TIMES
ROCKY MOUNTAIN NEWS
SMART MONEY
TIME
U.S. NEWS AND WORLD REPORT
USA TODAY
WALL STREET JOURNAL
WASHINGTON POST
WIESENBERGER INVESTMENT COMPANIES SERVICES

CODE OF ETHICS

INVESCO and IDI permit investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's and IDI's personnel to conduct their personal investment activities in a manner that INVESCO and IDI believe is not detrimental to the Fund or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

On October 2, 2001, the Fund assumed all the assets and liabilities of the Pell Rudman Portfolio. The financial statements of the Fund for the fiscal year ended April 30, 2002 are incorporated herein by reference from the INVESCO Counselor Series Funds, Inc. - INVESCO Mid-Cap Growth Fund's 2002 Annual Report to Shareholders dated April 30, 2002.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                            PART C. OTHER INFORMATION
ITEM 23.    EXHIBITS

               (a) Articles of Amendment and Restatement of the Articles of Incorporation, filed December 2, 1999.(8)

                    (1) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed May 5, 2000.(9)

                    (2) Articles of Amendment to the Articles of Amendment and Restatement of Articles of Incorporation, filed May 17, 2000.(10)

                    (3) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed November 22, 2000.(12)

                    (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed August 20, 2001.(14)

                    (5) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation, filed October 15, 2001.(15)

                    (6) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 5, 2000.(16)

                    (7) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed May 17, 2000.(16)

                    (8) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed November 22, 2000.(16)

                    (9) Certificate of Correction filed January 28, 2002 to the Articles of Amendment filed October 29, 1998.(16)

                    (10) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 6, 2002.(16)

                    (11) Certificate of Correction filed July 23, 2002 to the Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed February 6, 2002.(17)

                    (12) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation, filed July 26, 2002.(17)

                    (13) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 21, 2002.(18)

               (b) Bylaws, as amended July 21, 1993.(2)

               (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

               (d)(1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.3

                    (a) Amendment dated June 30, 1998 to Advisory Agreement.(4)

                    (b) Amendment   dated   September  18,  1998  to  Advisory
                    Agreement.(6)

                    (c) Amendment dated May 13, 1999 to Advisory Agreement.(7)

                    (d) Amendment dated July 15, 1999 to Advisory Agreement.(8)

                    (e) Amendment dated July 31, 2002 to Advisory Agreement. (filed herewith).

                    (f) Amendment   dated   November   30,  2002  to  Advisory
                    Agreement.(18)

                  (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and World Asset Management with respect to INVESCO S&P 500 Index Fund.(9)

               (e)(1) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May
               15, 2001, September 28, 2001, October 5, 2001, October 19, 2001,
               March 29, 2002, April 30, 2002, July 31, 2002, August 30, 2002,
               October 21, 2002, November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 (to be filed by amendment).

                  (2) Amendment to the Underwriting Agreement dated July 24, 2002 (to be filed by amendment).

               (f) (1) INVESCO Funds Retirement Plan for Independent Directors dated October 30, 2001.(16)

                  (2) Deferred Retirement Plan Account Agreement for Independent Directors (to be filed by amendment).

               (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April
               30, 2002, May 10, 2002, July 31, 2002, August 30, 2002, October
               21, 2002, November 1, 2002, November 30, 2002, December 26, 2002,
               January 31, 2003, and February 10, 2003 (to be filed by amendment).

               (h) (1) Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
               May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August
               30, 2002, October 21, 2002, November 1, 2002, November 30,
               2002, December 26, 2002, January 31, 2003, and February 10,
               2003 (to be filed by amendment).

               (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
               May 15, 2001, September 28, 2001, October 5, 2001, October 19, 2001, March 29, 2002, April 30, 2002, July 31, 2002, August 30,
               2002,  October 21,  2002,  November 1, 2002,  November  30, 2002,
               December 26, 2002, January 31, 2003, and February 10, 2003 (to be filed by amendment).

               (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable dated February 6, 2002.(16)

                   (2) Opinion and consent of counsel with respect to INVESCO Basic Value Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated July 26, 2002.(17)

                   (3) Opinion and consent of counsel with respect to INVESCO Mid-Cap Growth Fund as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated November 22, 2002.(18)

               (j) Consent of Independent Accountants (filed herewith).

               (k) Not applicable.

               (l) Not applicable.

               (m)(1) Master Plan and Agreement of Distribution adopted
                  pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, October 19, 2001, March 29, 2002, July 31, 2002, August 30, 2002,
                  October 21, 2002, November 30, 2002, January 31, 2003, and February 10, 2003 with respect to the Funds' Investor Class shares (to be filed by amendment).

                  (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001,
                  September 28, 2001, October 19, 2001, March 29, 2002, July 31,
                  2002, August 30, 2002, October 21, 2002, November 1, 2002,
                  November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 with respect to the Funds' Class C shares (to be filed by amendment).

                  (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, September 28, 2001, October 19, 2001, January 15, 2002, March 29, 2002, October 21, 2002, November 30, 2002, January 31,
                  2003, and February 10, 2003 with respect to the Funds' Class K shares (to be filed by amendment).

                  (4) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2001, as amended August 23, 2000, November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001,
                  March 29, 2002, July 31, 2002, August 30, 2002, October 21,
                  2002, November 1, 2002, November 30, 2002, December 26, 2002,
                  January 31, 2003, and February 10, 2003 with respect to the Funds' Class A shares (to be filed by amendment).

                  (5) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated August 23, 2000, as amended November 8, 2000, November 29, 2000, May 15, 2001, September 28, 2001, March 29,
                  2002, July 31, 2002, August 30, 2002, October 21, 2002,
                  November 1, 2002, November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 with respect to the Funds' Class B shares (to be filed by amendment).

               (n) Master Plan pursuant to Rule 18f-3 under the Investment
                  Company Act of 1940 adopted February 7, 2002, as amended March 29, 2002, July 31, 2002, August 30, 2002, November, 1, 202,
                  November 30, 2002, December 26, 2002, January 31, 2003, and February 10, 2003 (to be filed by amendment).

               (p) Code of Ethics pursuant to Rule 17j-1 (to be filed by
                  amendment).

(1) Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(3) Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4) Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5) Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(6) Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(7) Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(8) Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(9) Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(10) Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(11) Previously filed with Post-Effective Amendment No. 59 to the Registration Statement on September 29, 2000 and incorporated by reference herein.

(12) Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(13) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

(14) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on August 23, 2001 and incorporated by reference herein.

(15) Previously filed with Post-Effective Amendment No. 63 to the Registration Statement on September 24, 2001 and incorporated by reference herein.

(16) Previously filed with Post-Effective Amendment No. 66 to the Registration Statement on February 7, 2002 and incorporated by reference herein.

(17) Previously filed with Post-Effective Amendment No. 68 to the Registration Statement on July 26, 2002 and incorporated by reference herein.

(18) Previously filed with Post-Effective Amendment No. 70 to the Registration Statement on November 22, 2002 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors, and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" or "Management of the Fund" in the Statements of Additional Information for information regarding the business of the investment advisor, INVESCO.

Following are the names and principal occupations of each director and officer of the investment advisor, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                                Position with          Principal Occupation and
        Name                       Advisor               Company Affiliation
--------------------------------------------------------------------------------

John D. Rogers                  Chairman               Chairman of the Board
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham           Officer & Director     President & Chief
                                                       Executive Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237

--------------------------------------------------------------------------------
Stacie L. Cowell                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.          Officer & Director     Senior Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg               Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms                Officer & Director     Senior Vice President
                                                       & Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Brian B. Hayward                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey               Officer & Director     Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston            Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler             Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas A. Kolbe                 Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller               Officer & Director     Senior Vice President and
                                                       Chief Investment Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons                Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen A. Payne                   Officer                Senior Vice President,
                                                       Secretary &
                                                       General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                    Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
John S. Segner                  Officer                Senior Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Marie E. Aro                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237

--------------------------------------------------------------------------------
Michael D. Cobinachi            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Glen D. Cohen                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Robert J. Hickey                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie            Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Stuart A. Holland               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Sean D. Katof                   Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Matthew W. Lowell               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick              Officer                Vice President &
                                                       Chief Compliance Officer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.          Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer      Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A. Moran                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips                Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                  Officer                Vice President &
                                                       Assistant Treasurer
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Sean F. Reardon                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Anthony R. Rogers               Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Reagan A. Shopp                 Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Joseph W. Skornicka             Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------

Tane' T. Tyler                  Officer                Vice President &
                                                       Assistant General Counsel
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                  Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                     Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Judy P. Wiese                   Officer                Vice President &
                                                       Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                    Officer                Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Michael D. Legoski              Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum               Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas             Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                   Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO  80237
--------------------------------------------------------------------------------
C. Vince Sellers                Officer                Assistant Vice President
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco
                                                       Street Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus              Officer                Assistant Secretary
                                                       INVESCO Funds Group, Inc.
                                                       4350 South Monaco Street
                                                       Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.   (a)    PRINCIPAL UNDERWRITERS

                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                  INVESCO International Funds, Inc.
                  INVESCO Manager Series Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.

           (b)

                              Positions and              Positions and
Name and Principal            Offices with               Offices with
Business Address              Underwriter                the Company
------------------            -------------              -------------
Raymond R. Cunningham         Chairman of the Board,     President, Chief
4350 South Monaco Street      President, and Chief       Executive Officer
Denver, CO  80237             Executive Officer          & Director

William J. Galvin, Jr.        Senior Vice                Assistant Secretary
4350 South Monaco Street      President,
Denver, CO  80237             Asst. Secretary
                              & Director

Ronald L. Grooms              Senior Vice                Treasurer &
4350 South Monaco Street      President,                 Chief Financial
Denver, CO  80237             Treasurer, &               and Accounting Officer
                              Director

Richard W. Healey             Senior Vice                Director
4350 South Monaco Street      President &
Denver, CO 80237              Director

Timothy J. Miller             Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                 Senior Vice                Secretary
4350 South Monaco Street      President,
Denver, CO 80237              Secretary &
                              General Counsel

Pamela J. Piro                Assistant Treasurer        Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Mark H. Williamson                                       Chairman of the Board
4350 South Monaco Street
Denver, CO 80237

           (c) Not applicable.

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS
                  --------------------------------

                  Raymond R. Cunningham
                  4350 South Monaco Street
                  Denver, CO  80237

ITEM 29.          MANAGEMENT SERVICES
                  -------------------

                  Not applicable.

ITEM 30.          UNDERTAKINGS
                  ------------

                  Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 30th day of May, 2003.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Raymond R. Cunningham
-------------------------------           ----------------------------------
Glen A. Payne, Secretary                  Raymond R. Cunningham, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Raymond R. Cunningham                 /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Raymond R. Cunningham, President &        Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)

/s/ Victor L. Andrews*
-------------------------------
Victor L. Andrews, Director

/s/ Bob R. Baker*                         /s/ Sueann Ambron*
-------------------------------           -----------------------------
Bob R. Baker, Director                    Sueann Ambron, Director

/s/ James T. Bunch*                       /s/ Larry Soll*
-------------------------------           -----------------------------
James T. Bunch, Director                  Larry Soll, Director

                                          /s/ Gerald J. Lewis*
                                          -----------------------------
                                          Gerald J. Lewis, Director



By _____________________________          By /s/ Glen A. Payne
                                          ------------------------------------
Edward F. O'Keefe                         Glen A. Payne
Attorney in Fact                          Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant (with the exception of Sueann Ambron) have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997, August 28, 1998, March 8, 2000, May 5, 2000, and June 25,
2001, respectively.

                                  Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------

      d(1)(e)                                   128
      j                                         129
      poa.ambron                                130